United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/23

Date of Reporting Period: 05/31/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
May 31, 2023

Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX
	Service | MOSXX	Cash II | MODXX	Cash Series | MFSXX
Capital | MFCXX

Federated Hermes Municipal Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2022 through May 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.7%
Municipal Notes	16.2%
Commercial Paper	3.1%
Other Assets and Liabilities—Net[2]	1.0%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At May 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	63.1%
8-30 Days	1.7%
31-90 Days	27.7%
91-180 Days	4.3%
181 Days or more	2.2%
Other Assets and Liabilities—Net[2]	1.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
May 31, 2023
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.0%
		Alabama— 1.3%
$ 5,365,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2958) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	$ 5,365,000
33,700,000		Mobile, AL IDB (Alabama Power Co.), PCR Bonds (Series 2007B) Weekly VRDNs, 3.500%, 6/7/2023	33,700,000
		TOTAL	39,065,000
		Arizona— 0.3%
2,335,000		Arizona State IDA (Colorado Military Academy Building Corp.), Tender Option Bond Trust Receipts (Series 2021-XF2941) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,335,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.530%, 6/1/2023	5,610,000
		TOTAL	7,945,000
		California— 13.8%
18,875,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/1/2023	18,875,000
2,356,000		California HFA (Hope on Broadway LP), Tender Option Bond Trust Receipts (Series 2022-XF3018) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	2,356,000
9,000,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2022-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	9,000,000
17,120,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	17,120,000
470,000		California HFA, Tender Option Bond Trust Floater Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	470,000
4,500,000		California Municipal Finance Authority (Brawley Pacific Associates III), Tender Option Bond Trust Receipts (Series 2022-XF3027) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	4,500,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 3.580%, 6/1/2023	2,000,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 3.580%, 6/1/2023	3,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 3.580%, 6/1/2023	2,940,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.200%, Mandatory Tender 6/6/2023	11,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 7,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 2.800%, Mandatory Tender 6/14/2023	$ 7,000,000
12,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 3.200%, Mandatory Tender 8/9/2023	12,500,000
1,242,000		Los Angeles, CA (Hope on Broadway LP), Tender Option Bond Trust Receipts (2022-XF3019) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	1,242,000
27,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 4.450%, 6/1/2023	27,000,000
3,500,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Mizuho 3a-7 (Series 2022-MIZ9090) Daily VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 4.650%, 6/1/2023	3,500,000
7,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Subseries B-2), CP, (Barclays Bank PLC LOC), 3.850%, Mandatory Tender 8/7/2023	7,000,000
75,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.760%, 6/1/2023	75,000,000
5,076,000		Pimco California Municipal Income Fund III, Tender Option Bond Trust Receipts (Series UA-7003) Weekly VRDNs, (UBS AG LIQ), 3.610%, 6/7/2023	5,076,000
9,200,000		Pimco California Municipal Income Fund, Tender Option Bond Trust Receipts (Series UA-7005) Weekly VRDNs, (UBS AG LIQ), 3.610%, 6/6/2023	9,200,000
66,500,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	66,500,000
2,770,000		Sacramento County, CA HDA (Shiloh Arms Partners LP), Mizuho 3a-7 (2022-MIZ9093) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,770,000
64,500,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	64,500,000
73,560,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	73,560,000
		TOTAL	426,109,000
		Colorado— 0.3%
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.760%, 6/1/2023	4,615,000
1,175,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.650%, 6/1/2023	1,175,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Colorado— continued
$ 1,160,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.800%, 6/1/2023	$ 1,160,000
1,575,000		Denver, CO City & County Airport Authority, RBC Muni Products (Series G-114) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.660%, Optional Tender 6/1/2023	1,575,000
		TOTAL	8,525,000
		Connecticut— 0.1%
4,400,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.590%, Optional Tender 10/2/2023	4,400,000
		Florida— 4.7%
3,400,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 4.000%, 6/1/2023	3,400,000
2,480,000		Capital Trust Agency, FL (Milestones Community School, Inc.), Tender Option Bond Trust Receipts (2022-XF2965) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,480,000
4,280,000		Florida Development Finance Corp. (Navigator Academy of Leadership, Inc.), Tender Option Bond Trust Receipts (2021-XF2945) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	4,280,000
4,700,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.660%, Mandatory Tender 10/2/2023	4,700,000
2,655,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 9/1/2023	2,655,000
20,500,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.500%, 6/1/2023	20,500,000
11,830,000		Miami-Dade County, FL (County of Miami-Dade Seaport Department), Tender Option Bond Trust Certificates (2022-XF2988) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.550%, 6/1/2023	11,830,000
7,490,000		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	7,490,000
8,000,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	8,000,000
6,000,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), MIZUHO 3a-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	6,000,000
42,920,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), (Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	42,920,000
29,700,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 4.000%, 6/1/2023	29,700,000
		TOTAL	143,955,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— 7.0%
$ 3,500,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 4.230%, 6/1/2023	$ 3,500,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.550%, 6/1/2023	9,750,000
43,825,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 4.200%, 6/1/2023	43,825,000
550,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 4.250%, 6/1/2023	550,000
16,900,000		Burke County, GA Development Authority (Georgia Power Co.), (Series 2008) Daily VRDNs, 4.230%, 6/1/2023	16,900,000
8,880,000		Columbia County, GA Development Authority (Schools for Arts-Infused Learning, Inc.), Tender Option Bond Trust Receipts (2022-XF2966) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	8,880,000
8,715,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 3.550%, 6/1/2023	8,715,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 3.550%, 6/1/2023	10,000,000
13,870,000		Effingham County, GA Development Authority (Georgia Power Co.), (Series 2003) Daily VRDNs, 4.240%, 6/1/2023	13,870,000
360,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.580%, 6/1/2023	360,000
4,680,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 4.230%, 6/1/2023	4,680,000
2,000,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1996) Daily VRDNs, 4.240%, 6/1/2023	2,000,000
2,525,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Daily VRDNs, 4.150%, 6/1/2023	2,525,000
6,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), PCRBs (First Series 2002) Daily VRDNs, 4.080%, 6/1/2023	6,000,000
9,300,000		Monroe County, GA Development Authority (Georgia Power Co.), PCRBs (First Series 1997) Daily VRDNs, 4.230%, 6/1/2023	9,300,000
1,775,000		Savannah, GA EDA (Consolidated Utilities, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.630%, 6/1/2023	1,775,000
72,250,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 3.560%, 6/7/2023	72,250,000
1,595,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 3.630%, 6/1/2023	1,595,000
		TOTAL	216,475,000
		Hawaii— 0.2%
6,110,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 3.860%, 6/1/2023	6,110,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Idaho— 0.6%
$ 17,860,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 3.600%, 6/7/2023	$ 17,860,000
		Illinois— 1.3%
24,320,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Certificates (Series 2022-XM1078) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.730%, 6/1/2023	24,320,000
4,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1424) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.730%, 6/1/2023	4,600,000
11,475,518		Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Receipts (2021-MS0001) TOBs, (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.710%, Optional Tender 8/3/2023	11,475,518
		TOTAL	40,395,518
		Indiana— 1.6%
6,000,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 3.550%, 6/1/2023	6,000,000
14,250,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003B) Weekly VRDNs, 3.700%, 6/7/2023	14,250,000
17,000,000		Indiana State Finance Authority Environmental (Fulcrum Centerpoint, LLC), (Series 2022) TOBs, (GTD by United States Treasury), 4.500%, Mandatory Tender 11/15/2023	17,000,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A. LOC), 4.200%, 6/1/2023	12,900,000
		TOTAL	50,150,000
		Iowa— 0.2%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 3.580%, 6/1/2023	5,300,000
		Kansas— 1.0%
10,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007A) Weekly VRDNs, 3.560%, 6/7/2023	10,000,000
21,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007B) Weekly VRDNs, 3.560%, 6/7/2023	21,000,000
		TOTAL	31,000,000
		Kentucky— 3.7%
29,400,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series A) Weekly VRDNs, 3.500%, 6/2/2023	29,400,000
38,000,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series A) Daily VRDNs, (GTD by United Parcel Service, Inc.), 4.220%, 6/1/2023	38,000,000
16,900,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.950%, 6/1/2023	16,900,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Kentucky— continued
$ 31,270,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.950%, 6/1/2023	$ 31,270,000
		TOTAL	115,570,000
		Louisiana— 3.2%
10,885,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 3.350%, 6/7/2023	10,885,000
14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Solid Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 3.650%, 6/7/2023	14,200,000
34,500,000		Louisiana Local Government Environmental Facilities CDA (American Biocarbon, CT LLC) TOBs, (GTD by United States Treasury), 3.850%, Mandatory Tender 8/1/2023	34,489,224
4,500,000		Louisiana Public Facilities Authority (Loyola University New Orleans), Barclays 3a-7 Credit Enhanced (Series 2023-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	4,500,000
6,975,000		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community, LP), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	6,975,000
1,200,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.890%, 6/7/2023	1,200,000
27,400,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.900%, 6/7/2023	27,400,000
		TOTAL	99,649,224
		Maine— 0.7%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.670%, 6/7/2023	22,260,000
		Maryland— 1.8%
5,020,000		Baltimore County, MD (Oak Crest Village, Inc.), 3a-7 Credit Enhanced Trust (Series 2022-032) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	5,020,000
2,640,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 7/3/2023	2,640,000
22,000,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	22,000,000
26,500,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 3.500%, Mandatory Tender 6/1/2023	26,500,000
		TOTAL	56,160,000
		Massachusetts— 1.2%
27,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 3.400%, Mandatory Tender 6/12/2023	27,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Massachusetts— continued
$ 10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 3.400%, Mandatory Tender 6/12/2023	$ 10,000,000
		TOTAL	37,000,000
		Michigan— 0.2%
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 3.580%, 6/1/2023	5,250,000
		Minnesota— 0.8%
25,600,000		Roseville, MN, Tender Option Bond Trust Receipts (Series 2022-XF3034) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	25,600,000
		Mississippi— 0.6%
13,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 4.960%, 6/7/2023	13,000,000
5,865,000		Mississippi Home Corp, Mizuho 3a-7 (Series 2022-XF3022) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	5,865,000
		TOTAL	18,865,000
		Missouri— 0.5%
6,310,000		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	6,310,000
2,500,000		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,500,000
6,000,000		Missouri State Health and Educational Facilities Authority Health Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 6/1/2023	6,000,000
		TOTAL	14,810,000
		Montana— 0.2%
3,510,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,510,000
3,320,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9062) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,320,000
		TOTAL	6,830,000
		Multi-State— 10.4%
137,600,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.700%, 6/1/2023	137,600,000
142,000,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.700%, 6/1/2023	142,000,000
17,766,000		PIMCO Municipal Income Fund II, Tender Option Bond Trust Receipts (Series UA-7001) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/1/2023	17,766,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Multi-State— continued
$ 17,825,000		PIMCO Municipal Income Fund II, Tender Option Bond Trust Receipts (Series UA-7004) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/6/2023	$ 17,825,000
7,521,000		PIMCO Municipal Income Fund III, Tender Option Bond Trust Receipts (Series UA-7006) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/6/2023	7,521,000
		TOTAL	322,712,000
		Nebraska— 0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 4.000%, 6/7/2023	7,500,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 4.000%, 6/7/2023	1,875,000
		TOTAL	9,375,000
		Nevada— 0.8%
2,050,000		Clark County, NV Airport System, (Series B), 5.000%, 7/1/2023	2,052,074
1,275,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.620%, 6/1/2023	1,275,000
20,000,000		Director of the State of Nevada Department of Business and Industry (DesertXpress Enterprises, LLC), (Brightline West Passenger Rail Project, Series 2020A) TOBs, (GTD by United States Treasury), 3.700%, Mandatory Tender 1/31/2024	20,000,000
		TOTAL	23,327,074
		New Jersey— 6.5%
7,552,000		Beach Haven, NJ BANs, 4.250%, 5/2/2024	7,588,707
3,705,869		Bridgewater-Raritan, NJ Regional School District BANs, 4.250%, 9/13/2023	3,711,542
6,641,725		Butler Borough, NJ BANs, 3.750%, 9/8/2023	6,656,605
5,807,835		Clementon, NJ, (Series A) BANs, 4.250%, 9/28/2023	5,825,246
5,915,500		Delran Township, NJ BANs, 4.250%, 9/5/2023	5,923,800
14,770,000		Freehold Borough, NJ BANs, 4.000%, 8/3/2023	14,797,227
4,000,000		Garwood, NJ BANs, 5.000%, 8/3/2023	4,006,244
5,373,950		Hammonton, NJ BANs, 5.000%, 10/26/2023	5,387,427
2,436,000		Haworth Borough, NJ BANs, 4.500%, 7/14/2023	2,437,486
7,505,061		Highlands, NJ BANs, 4.250%, 7/7/2023	7,513,315
2,561,000		Hillsdale Borough, NJ BANs, 4.500%, 8/24/2023	2,564,734
7,500,000		Lakewood Township, NJ BANs, 4.250%, 10/24/2023	7,518,871
3,050,800		Lopatcong, NJ BANs, 4.500%, 10/6/2023	3,056,980
6,845,000		Middle Township, NJ BANs, 3.750%, 9/7/2023	6,859,813
5,968,000		Mountainside, NJ BANs, 5.000%, 7/20/2023	5,975,010
13,600,000		New Brunswick, NJ BANs, 3.750%, 9/18/2023	13,633,517
1,285,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.660%, 6/2/2023	1,285,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 5,000,000		North Hunterdon-Vorhees, NJ Regional High School District BANs, 4.250%, 7/21/2023	$ 5,003,021
12,160,000		Park Ridge Borough, NJ BANs, 4.000%, 4/26/2024	12,212,916
11,815,000		Ramsey, NJ BANs, 4.250%, 3/1/2024	11,849,264
3,496,000		Rochelle Park Township, NJ BANs, 4.500%, 8/9/2023	3,499,406
3,242,800		Roxbury Township, NJ BANs, 4.500%, 3/1/2024	3,257,983
4,041,000		Saddle River, NJ BANs, 5.500%, 6/7/2023	4,041,972
7,463,300		South Plainfield, NJ BANs, 4.000%, 8/16/2023	7,470,923
5,665,000		Springfield Township, NJ (Union County) BANs, 4.250%, 5/1/2024	5,697,511
3,544,300		Springfield Township, NJ BANs, 4.250%, 9/7/2023	3,549,198
25,000,000		Stone Harbor, NJ BANs, 5.000%, 10/13/2023	25,065,988
6,346,649		Union Beach, NJ BANs, 5.000%, 7/25/2023	6,355,784
1,985,155		West Wildwood, NJ BANs, 4.500%, 2/27/2024	1,991,765
3,807,000		Winslow Township, NJ BANs, 3.750%, 9/14/2023	3,816,038
3,000,000		Wyckoff Township, NJ BANs, 4.500%, 9/19/2023	3,004,823
		TOTAL	201,558,116
		New York— 6.4%
3,846,510		Alden Village, NY BANs, 3.750%, 9/7/2023	3,854,526
29,350,000		Erie County, NY IDA (Ellicott Park Townhomes Community Partners LP), Mizuho 3a-7 (Series 2023-MIZ9134) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	29,350,000
2,000,000		Hannibal, NY CSD BANs, 4.250%, 6/28/2023	2,001,722
5,590,000		Hempstead (town), NY IDA Multi-Family Housing (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.520%, 6/1/2023	5,590,000
4,245,977		Lowville, NY, (Series A) BANs, 3.250%, 8/24/2023	4,247,799
8,000,000		Massena, NY CSD BANs, 4.000%, 6/29/2023	8,005,953
3,545,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 3.590%, 6/1/2023	3,545,000
15,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 3.560%, 6/1/2023	15,000,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 3.600%, 6/7/2023	24,880,000
3,250,000		New York State Environmental Facilities Corp. (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2012) TOBs, 3.875%, Mandatory Tender 8/1/2023	3,250,000
72,800,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.810%, 6/1/2023	72,800,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 10,000,000
New York Transportation Development Corporation (LaGuardia
Gateway Partners, LLC), Tender Option Bond Trust Receipts
(Series 2016-XM0403) Weekly VRDNs, (Assured Guaranty Municipal
Corp. INS)/(Toronto Dominion Bank LIQ), 3.790%, 6/1/2023
			$ 10,000,000
6,700,000		Penn-Yan, NY CSD BANs, 4.250%, 6/28/2023	6,705,769
7,222,000		PIMCO New York Municipal Income Fund III, Tender Option Bond Trust Receipts (Series UA-7007) Weekly VRDNs, (UBS AG LIQ), 3.610%, 6/6/2023	7,222,000
1,554,371		Walton, NY CSD BANs, 4.000%, 6/28/2023	1,555,374
		TOTAL	198,008,143
		North Carolina— 0.3%
7,000,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 4.000%, 6/7/2023	7,000,000
3,000,000		Yancey County, NC Industrial Facilities & PCFA (Altec Industries, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.630%, 6/1/2023	3,000,000
		TOTAL	10,000,000
		Ohio— 2.3%
25,000,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.610%, 6/1/2023	25,000,000
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	30,470,000
8,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	8,100,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 3.580%, 6/1/2023	7,000,000
		TOTAL	70,570,000
		Oklahoma— 3.2%
18,200,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series 1995-A) Weekly VRDNs, 3.750%, 6/7/2023	18,200,000
30,950,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (1995 Series A) Weekly VRDNs, 3.650%, 6/7/2023	30,950,000
49,655,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 3.750%, 6/7/2023	49,655,000
		TOTAL	98,805,000
		Pennsylvania— 1.2%
5,030,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Health Network Obligated Group), BAML 3a-7 (Series 2023-BAML5039) VRENs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.660%, 6/1/2023	5,030,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$ 30,375,000
Pennsylvania Economic Development Financing Authority
(Commonwealth of Pennsylvania Department of Transportation),
(Series 2022-XM1084) Weekly VRDNs, (Assured Guaranty Municipal
Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.610%, 6/1/2023
			$ 30,375,000
962,858		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	962,858
		TOTAL	36,367,858
		South Carolina— 1.3%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 4.000%, 6/7/2023	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 4.000%, 6/7/2023	10,100,000
8,888,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), Tender Option Bond Trust Receipts (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	8,888,000
		TOTAL	40,488,000
		South Dakota— 0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 3.580%, 6/1/2023	3,000,000
		Tennessee— 2.2%
5,500,000		Covington, TN IDB (Charms Co.), (Series 1992) Weekly VRDNs, (Bank of America N.A. LOC), 3.350%, 6/7/2023	5,500,000
16,000,000		Lewisburg, TN IDB (Waste Management, Inc.), (Series 2012) TOBs, 3.875%, Mandatory Tender 8/1/2023	16,000,000
25,620,000		Memphis-Shelby County, TN Industrial Development Board - PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 4.000%, 6/7/2023	25,620,000
21,400,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.500%, Mandatory Tender 8/17/2023	21,400,000
		TOTAL	68,520,000
		Texas— 13.4%
8,465,000		El Paso, TX Housing Finance Corp., Mizuho 3a-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	8,465,000
3,600,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 9/1/2023	3,600,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 4.000%, 6/7/2023	4,000,000
18,500,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020A) TOBs, (GTD by Waste Management Holdings, Inc.), 3.950%, Mandatory Tender 6/1/2023	18,500,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 20,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020B) TOBs, (GTD by Waste Management Holdings, Inc.), 3.950%, Mandatory Tender 6/1/2023	$ 20,000,000
4,700,000		North Texas Tollway Authority, RBC Municipal Products Trust (Series 2019 G-112) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 7/3/2023	4,700,000
3,000,000		Northeast TX Housing Finance Corp, Mizuho 3a-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,000,000
71,425,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 4.450%, 6/1/2023	71,425,000
19,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Daily VRDNs, 4.350%, 6/1/2023	19,500,000
25,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 4.350%, 6/1/2023	25,000,000
41,300,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Daily VRDNs, 4.350%, 6/1/2023	41,300,000
3,900,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Daily VRDNs, 4.350%, 6/1/2023	3,900,000
22,450,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 4.350%, 6/1/2023	22,450,000
12,250,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 4.350%, 6/1/2023	12,250,000
35,600,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 4.360%, 6/1/2023	35,600,000
500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 3.800%, 6/7/2023	500,000
83,900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 3.830%, 6/7/2023	83,900,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 3.550%, 6/1/2023	15,000,000
20,000,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), MIZUHO 3a-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.440%, 6/1/2023	20,000,000
		TOTAL	413,090,000
		Virginia— 0.1%
1,610,000		Emporia, VA Industrial Development Board (Toll VA III LP), (Series 1999) Weekly VRDNs, (Truist Bank LOC), 3.530%, 6/1/2023	1,610,000
		Washington— 0.1%
2,860,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 11/1/2023	2,860,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Washington— continued
$ 1,260,000		Washington State Economic Development Finance Authority (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 3.580%, 6/1/2023	$ 1,260,000
		TOTAL	4,120,000
		West Virginia— 2.0%
60,365,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.850%, 6/7/2023	60,365,000
		Wisconsin— 3.1%
15,883,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	15,883,000
1,415,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	1,415,000
5,945,000		Public Finance Authority, WI (DCA Lexington Properties, LLC), Tender Option Bond Trust Receipts (Series 2021-XF2933) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	5,945,000
685,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.720%, 6/1/2023	685,000
2,095,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 3.630%, 6/1/2023	2,095,000
17,000,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series 2017 A-1) TOBs, (GTD by Waste Management Holdings, Inc.), 3.750%, Mandatory Tender 6/1/2023	17,000,000
33,535,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-2) TOBs, (GTD by Waste Management Holdings, Inc.), 3.875%, Mandatory Tender 8/1/2023	33,535,000
20,000,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-3) TOBs, (GTD by Waste Management Holdings, Inc.), 3.875%, Mandatory Tender 8/1/2023	20,000,000
		TOTAL	96,558,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (AT AMORTIZED COST)[2]	3,057,757,933
		OTHER ASSETS AND LIABILITIES - NET—1.0%[3]	29,832,430
		TOTAL NET ASSETS—100%	$3,087,590,363
Annual Shareholder Report

Securities that are subject to the federal alternative minimum tax (AMT) represent 49.7% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

In valuing the Fund’s assets as of May 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Financing Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PLC	—Public Limited Company
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018[2]
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.000[3]	0.000[3]	0.009	0.010[4]	0.007
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.020	0.000[3]	0.000[3]	0.009	0.010	0.007
Less Distributions:
Distributions from net investment income	(0.020)	(0.000)[3]	(0.000)[3]	(0.009)	(0.010)	(0.007)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.020)	(0.000)[3]	(0.000)[3]	(0.009)	(0.010)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	1.99%	0.04%	0.01%	0.91%	0.99%	0.77%
Ratios to Average Net Assets:
Net expenses[6]	0.56%	0.27%	0.33%	0.56%	0.56%[7]	0.55%
Net investment income	0.51%	0.03%	0.01%	0.90%	1.20%[7]	0.81%
Expense waiver/reimbursement[8]	0.08%	0.38%	0.32%	0.09%	0.09%[7]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,098	$700,243	$683,243	$818,565	$636,808	$48,952

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
3	Represents less than $0.001.
4	Per share number has been calculated using the average shares method.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.000[2]	0.000[2]	0.007	0.008[3]	0.005
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.017	0.000[2]	0.000[2]	0.007	0.008	0.005
Less Distributions:
Distributions from net investment income	(0.017)	(0.000)[2]	(0.000)[2]	(0.007)	(0.008)	(0.005)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.017)	(0.000)[2]	(0.000)[2]	(0.007)	(0.008)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.76%	0.02%	0.01%	0.71%	0.79%	0.54%
Ratios to Average Net Assets:
Net expenses[5]	0.78%	0.27%	0.35%	0.78%	0.78%[6]	0.78%
Net investment income	1.93%	0.01%	0.01%	0.77%	0.95%[6]	0.46%
Expense waiver/reimbursement[7]	0.12%	0.63%	0.54%	0.12%	0.12%[6]	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,342	$2,874	$4,756	$11,112	$44,873	$40,219

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Per share number has been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023	0.001	0.001	0.012	0.013[2]	0.011
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
Total From Investment Operations	0.023	0.001	0.001	0.013	0.013	0.011
Less Distributions:
Distributions from net investment income	(0.023)	(0.001)	(0.001)	(0.013)	(0.013)	(0.011)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.023)	(0.001)	(0.001)	(0.013)	(0.013)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	2.34%	0.12%	0.13%	1.27%	1.27%	1.12%
Ratios to Average Net Assets:
Net expenses[5]	0.21%	0.19%	0.21%	0.21%	0.21%[6]	0.21%
Net investment income	2.38%	0.13%	0.12%	1.24%	1.52%[6]	1.10%
Expense waiver/reimbursement[7]	0.09%	0.11%	0.09%	0.09%	0.09%[6]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,371,755	$1,772,201	$1,372,803	$1,510,434	$1,713,390	$1,163,568

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.001	0.000[2]	0.010	0.011[3]	0.008
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.021	0.001	0.000[2]	0.010	0.011	0.008
Less Distributions:
Distributions from net investment income	(0.021)	(0.001)	(0.000)[2]	(0.010)	(0.011)	(0.008)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.021)	(0.001)	(0.000)[2]	(0.010)	(0.011)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	2.09%	0.05%	0.02%	1.01%	1.06%	0.87%
Ratios to Average Net Assets:
Net expenses[5]	0.46%	0.25%	0.34%	0.46%	0.46%[6]	0.46%
Net investment income	2.03%	0.05%	0.02%	0.98%	1.26%[6]	0.84%
Expense waiver/reimbursement[7]	0.09%	0.30%	0.20%	0.09%	0.09%[6]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$213,084	$232,943	$255,785	$515,994	$410,580	$449,099

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Per share number has been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.000[2]	0.000[2]	0.006	0.007[3]	0.004
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.016	0.000[2]	0.000[2]	0.006	0.007	0.004
Less Distributions:
Distributions from net investment income	(0.016)	(0.000)[2]	(0.000)[2]	(0.006)	(0.007)	(0.004)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.016)	(0.000)[2]	(0.000)[2]	(0.006)	(0.007)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.64%	0.01%	0.01%	0.60%	0.69%	0.43%
Ratios to Average Net Assets:
Net expenses[5]	0.90%	0.29%	0.31%	0.88%	0.91%[6]	0.90%
Net investment income	1.59%	0.01%	0.01%	0.60%	0.83%[6]	0.35%
Expense waiver/reimbursement[7]	0.09%	0.71%	0.69%	0.11%	0.09%[6]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,942	$71,843	$74,123	$44,704	$50,506	$49,804

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Per share number has been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.000[2]	0.000[2]	0.005	0.006[3]	0.003
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.015	0.000[2]	0.000[2]	0.005	0.006	0.003
Less Distributions:
Distributions from net investment income	(0.015)	(0.000)[2]	(0.000)[2]	(0.005)	(0.006)	(0.003)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.015)	(0.000)[2]	(0.000)[2]	(0.005)	(0.006)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.53%	0.01%	0.01%	0.49%	0.59%	0.31%
Ratios to Average Net Assets:
Net expenses[5]	1.01%	0.29%	0.32%	0.99%	1.02%[6]	1.02%
Net investment income	1.48%	0.01%	0.01%	0.49%	0.71%[6]	0.30%
Expense waiver/reimbursement[7]	0.24%	0.97%	0.93%	0.27%	0.24%[6]	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$196,830	$237,579	$288,115	$240,445	$281,674	$328,142

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Per share number has been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.001	0.001	0.012	0.012[2]	0.010
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.022	0.001	0.001	0.012	0.012	0.010
Less Distributions:
Distributions from net investment income	(0.022)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.022)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	2.24%	0.09%	0.06%	1.16%	1.19%	1.02%
Ratios to Average Net Assets:
Net expenses[5]	0.31%	0.21%	0.28%	0.31%	0.31%[6]	0.31%
Net investment income	2.26%	0.07%	0.06%	1.16%	1.41%[6]	1.01%
Expense waiver/reimbursement[7]	0.09%	0.19%	0.12%	0.09%	0.09%[6]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,540	$195,389	$289,938	$359,491	$409,796	$635,782

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2023

Assets:
Investment in securities, at amortized cost and fair value	$3,057,757,933
Cash	2,209,744
Income receivable	17,905,896
Receivable for investments sold	26,000,000
Receivable for shares sold	6,989,472
Total Assets	3,110,863,045
Liabilities:
Payable for investments purchased	11,849,264
Payable for shares redeemed	10,447,592
Income distribution payable	563,331
Payable for investment adviser fee (Note 5)	8,843
Payable for administrative fee (Note 5)	6,580
Payable for distribution services fee (Note 5)	102,455
Payable for other service fees (Notes 2 and 5)	133,840
Accrued expenses (Note 5)	160,777
Total Liabilities	23,272,682
Net assets for 3,087,608,575 shares outstanding	$3,087,590,363
Net Assets Consist of:
Paid-in capital	$3,087,588,264
Total distributable earnings (loss)	2,099
Total Net Assets	$3,087,590,363
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$14,097,636 ÷ 14,097,719 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$1,342,344 ÷ 1,342,352 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$2,371,754,670 ÷ 2,371,768,621 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$213,083,882 ÷ 213,085,138 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$58,942,417 ÷ 58,942,765 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$196,829,551 ÷ 196,830,710 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$231,539,863 ÷ 231,541,270 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended May 31, 2023

Investment Income:
Interest	$74,294,454
Expenses:
Investment adviser fee (Note 5)	5,867,439
Administrative fee (Note 5)	2,298,777
Custodian fees	93,404
Transfer agent fees (Note 2)	432,853
Directors’/Trustees’ fees (Note 5)	16,705
Auditing fees	23,960
Legal fees	4,972
Portfolio accounting fees	242,311
Distribution services fee (Note 5)	1,554,601
Other service fees (Notes 2 and 5)	1,703,746
Share registration costs	255,242
Printing and postage	44,228
Miscellaneous (Note 5)	19,356
TOTAL EXPENSES	12,557,594
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(2,623,427)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(341,028)
TOTAL WAIVERS AND REIMBURSEMENTS	(2,964,455)
Net expenses	9,593,139
Net investment income	64,701,315
Net realized gain on investments	955
Change in net assets resulting from operations	$64,702,270
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended May 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,701,315	$2,176,337
Net realized gain (loss)	955	69,113
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,702,270	2,245,450
Distributions to Shareholders:
Automated Shares	(440,831)	(242,884)
Investment Shares	(68,482)	(720)
Wealth Shares	(50,565,796)	(1,667,616)
Service Shares	(4,594,001)	(127,174)
Cash II Shares	(1,087,067)	(9,913)
Cash Series Shares	(3,221,215)	(37,090)
Capital Shares	(4,793,228)	(177,141)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(64,770,620)	(2,262,538)
Share Transactions:
Proceeds from sale of shares	7,058,692,521	3,952,421,143
Net asset value of shares issued to shareholders in payment of distributions declared	59,807,000	2,064,912
Cost of shares redeemed	(7,243,912,415)	(3,710,160,577)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(125,412,894)	244,325,478
Change in net assets	(125,481,244)	244,308,390
Net Assets:
Beginning of period	3,213,071,607	2,968,763,217
End of period	$3,087,590,363	$3,213,071,607
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
May 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report

Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $2,964,455 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Transfer Agent Fees
For the year ended May 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$87,025	$—
Investment Shares	3,551	—
Wealth Shares	45,298	—
Service Shares	4,706	—
Cash II Shares	65,538	—
Cash Series Shares	222,214	(65,314)
Capital Shares	4,521	(4)
TOTAL	$432,853	$(65,318)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended May 31, 2023, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$214,116	$—	$—
Investment Shares	8,865	—	(1)
Service Shares	553,447	—	—
Cash II Shares	170,988	(504)	(2,373)
Cash Series Shares	544,281	(5,041)	(27,207)
Capital Shares	212,049	—	—
TOTAL	$1,703,746	$(5,545)	$(29,581)
For the year ended May 31, 2023, the Fund’s Wealth Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2023, the Fund did not have a liability for any uncertain tax
Annual Shareholder Report

positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2023		Year Ended 5/31/2022
Automated Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	49,145	$49,145	371,576	$371,576
Shares issued to shareholders in payment of distributions declared	439	439	243	243
Shares redeemed	(735,718)	(735,718)	(354,815)	(354,815)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(686,134)	$(686,134)	17,004	$17,004
Annual Shareholder Report

	Year Ended 5/31/2023		Year Ended 5/31/2022
Investment Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	15,656	$15,656	6,695	$6,695
Shares issued to shareholders in payment of distributions declared	68	68	1	1
Shares redeemed	(17,255)	(17,255)	(8,579)	(8,579)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(1,531)	$(1,531)	(1,883)	$(1,883)
	Year Ended 5/31/2023		Year Ended 5/31/2022
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	5,433,953	$5,433,953	2,302,899	$2,302,899
Shares issued to shareholders in payment of distributions declared	46,800	46,800	1,492	1,492
Shares redeemed	(4,881,158)	(4,881,158)	(1,904,990)	(1,904,990)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	599,595	$599,595	399,401	$399,401
	Year Ended 5/31/2023		Year Ended 5/31/2022
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	591,162	$591,162	583,932	$583,932
Shares issued to shareholders in payment of distributions declared	3,547	3,547	106	106
Shares redeemed	(614,563)	(614,563)	(606,878)	(606,878)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(19,854)	$(19,854)	(22,840)	$(22,840)
	Year Ended 5/31/2023		Year Ended 5/31/2022
Cash II Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	47,329	$47,329	30,387	$30,387
Shares issued to shareholders in payment of distributions declared	1,076	1,076	10	10
Shares redeemed	(61,304)	(61,304)	(32,676)	(32,676)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(12,899)	$(12,899)	(2,279)	$(2,279)
Annual Shareholder Report

	Year Ended 5/31/2023		Year Ended 5/31/2022
Cash Series Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	484,712	$484,712	483,411	$483,411
Shares issued to shareholders in payment of distributions declared	3,171	3,171	37	37
Shares redeemed	(528,628)	(528,628)	(533,981)	(533,981)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(40,745)	$(40,745)	(50,533)	$(50,533)
	Year Ended 5/31/2023		Year Ended 5/31/2022
Capital Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	436,735	$436,735	173,522	$173,522
Shares issued to shareholders in payment of distributions declared	4,706	4,706	177	177
Shares redeemed	(405,286)	(405,286)	(268,244)	(268,244)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,155	$36,155	(94,545)	$(94,545)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(125,413)	$(125,413)	244,325	$244,325
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2023 and 2022, was as follows:
	2023	2022
Tax-exempt income	$64,580,563	$2,175,386
Ordinary income[1]	$120,971	$87,125
Long-term capital gains	$69,086	$27

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$1,167
Undistributed ordinary income[1]	$932
TOTAL	$2,099

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2023, the Adviser voluntarily waived $2,623,427 of its fee and voluntarily reimbursed $65,318 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$8,865	$(1,064)
Cash II Shares	239,463	—
Cash Series Shares	1,306,273	(239,520)
TOTAL	$1,554,601	$(240,584)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2023, FSC retained $269,807 of fees paid by the Fund.
Other Service Fees
For the year ended May 31, 2023, FSSC received $1,333 and reimbursed $5,545 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,035,819,000 and $1,306,657,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2023, there were no outstanding loans. During the year ended May 31, 2023, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2023, the amount of long-term capital gains designated by the Fund was $69,086.
For the year ended May 31, 2023, 99.8% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Municipal Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended, the ten-month period ended May 31, 2019 and the two-year period ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, the ten-month period ended May 31, 2019 and the two-year period ended July 31, 2018 in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 21, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,013.80	$2.81
Investment Shares	$1,000	$1,012.60	$3.91
Wealth Shares	$1,000	$1,015.50	$1.06
Service Shares	$1,000	$1,014.30	$2.31
Cash II Shares	$1,000	$1,012.00	$4.51
Cash Series Shares	$1,000	$1,011.40	$5.12
Capital Shares	$1,000	$1,015.00	$1.56
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.14	$2.82
Investment Shares	$1,000	$1,021.04	$3.93
Wealth Shares	$1,000	$1,023.88	$1.06
Service Shares	$1,000	$1,022.64	$2.32
Cash II Shares	$1,000	$1,020.44	$4.53
Cash Series Shares	$1,000	$1,019.85	$5.14
Capital Shares	$1,000	$1,023.39	$1.56

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.56%
Investment Shares	0.78%
Wealth Shares	0.21%
Service Shares	0.46%
Cash II Shares	0.90%
Cash Series Shares	1.02%
Capital Shares	0.31%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio
Manager since November 1996. Ms. Ochson was named Chief
Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money
Markets in 2010. She joined Federated in 1982 and has been a Senior
Portfolio Manager and a Senior Vice President of the Funds Adviser
since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Municipal Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Annual Shareholder Report

Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
Annual Shareholder Report

service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Municipal Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450516 (7/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2023

Share Class | Ticker	Wealth | MOFXX

Federated Hermes Municipal Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2022 through May 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.7%
Municipal Notes	16.2%
Commercial Paper	3.1%
Other Assets and Liabilities—Net[2]	1.0%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At May 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	63.1%
8-30 Days	1.7%
31-90 Days	27.7%
91-180 Days	4.3%
181 Days or more	2.2%
Other Assets and Liabilities—Net[2]	1.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
May 31, 2023
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.0%
		Alabama— 1.3%
$ 5,365,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2958) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	$ 5,365,000
33,700,000		Mobile, AL IDB (Alabama Power Co.), PCR Bonds (Series 2007B) Weekly VRDNs, 3.500%, 6/7/2023	33,700,000
		TOTAL	39,065,000
		Arizona— 0.3%
2,335,000		Arizona State IDA (Colorado Military Academy Building Corp.), Tender Option Bond Trust Receipts (Series 2021-XF2941) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,335,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.530%, 6/1/2023	5,610,000
		TOTAL	7,945,000
		California— 13.8%
18,875,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/1/2023	18,875,000
2,356,000		California HFA (Hope on Broadway LP), Tender Option Bond Trust Receipts (Series 2022-XF3018) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	2,356,000
9,000,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2022-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	9,000,000
17,120,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	17,120,000
470,000		California HFA, Tender Option Bond Trust Floater Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	470,000
4,500,000		California Municipal Finance Authority (Brawley Pacific Associates III), Tender Option Bond Trust Receipts (Series 2022-XF3027) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	4,500,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 3.580%, 6/1/2023	2,000,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 3.580%, 6/1/2023	3,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 3.580%, 6/1/2023	2,940,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.200%, Mandatory Tender 6/6/2023	11,000,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 7,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 2.800%, Mandatory Tender 6/14/2023	$ 7,000,000
12,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 3.200%, Mandatory Tender 8/9/2023	12,500,000
1,242,000		Los Angeles, CA (Hope on Broadway LP), Tender Option Bond Trust Receipts (2022-XF3019) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	1,242,000
27,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 4.450%, 6/1/2023	27,000,000
3,500,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Mizuho 3a-7 (Series 2022-MIZ9090) Daily VRDNs, (GTD by FHLMC)/(Mizuho Bank Ltd. LIQ), 4.650%, 6/1/2023	3,500,000
7,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Subseries B-2), CP, (Barclays Bank PLC LOC), 3.850%, Mandatory Tender 8/7/2023	7,000,000
75,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.760%, 6/1/2023	75,000,000
5,076,000		Pimco California Municipal Income Fund III, Tender Option Bond Trust Receipts (Series UA-7003) Weekly VRDNs, (UBS AG LIQ), 3.610%, 6/7/2023	5,076,000
9,200,000		Pimco California Municipal Income Fund, Tender Option Bond Trust Receipts (Series UA-7005) Weekly VRDNs, (UBS AG LIQ), 3.610%, 6/6/2023	9,200,000
66,500,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	66,500,000
2,770,000		Sacramento County, CA HDA (Shiloh Arms Partners LP), Mizuho 3a-7 (2022-MIZ9093) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,770,000
64,500,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	64,500,000
73,560,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	73,560,000
		TOTAL	426,109,000
		Colorado— 0.3%
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.760%, 6/1/2023	4,615,000
1,175,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.650%, 6/1/2023	1,175,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Colorado— continued
$ 1,160,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.800%, 6/1/2023	$ 1,160,000
1,575,000		Denver, CO City & County Airport Authority, RBC Muni Products (Series G-114) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.660%, Optional Tender 6/1/2023	1,575,000
		TOTAL	8,525,000
		Connecticut— 0.1%
4,400,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.590%, Optional Tender 10/2/2023	4,400,000
		Florida— 4.7%
3,400,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 4.000%, 6/1/2023	3,400,000
2,480,000		Capital Trust Agency, FL (Milestones Community School, Inc.), Tender Option Bond Trust Receipts (2022-XF2965) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,480,000
4,280,000		Florida Development Finance Corp. (Navigator Academy of Leadership, Inc.), Tender Option Bond Trust Receipts (2021-XF2945) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	4,280,000
4,700,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.660%, Mandatory Tender 10/2/2023	4,700,000
2,655,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 9/1/2023	2,655,000
20,500,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.500%, 6/1/2023	20,500,000
11,830,000		Miami-Dade County, FL (County of Miami-Dade Seaport Department), Tender Option Bond Trust Certificates (2022-XF2988) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.550%, 6/1/2023	11,830,000
7,490,000		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	7,490,000
8,000,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	8,000,000
6,000,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), MIZUHO 3a-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	6,000,000
42,920,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), (Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	42,920,000
29,700,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 4.000%, 6/1/2023	29,700,000
		TOTAL	143,955,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— 7.0%
$ 3,500,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 4.230%, 6/1/2023	$ 3,500,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.550%, 6/1/2023	9,750,000
43,825,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 4.200%, 6/1/2023	43,825,000
550,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 4.250%, 6/1/2023	550,000
16,900,000		Burke County, GA Development Authority (Georgia Power Co.), (Series 2008) Daily VRDNs, 4.230%, 6/1/2023	16,900,000
8,880,000		Columbia County, GA Development Authority (Schools for Arts-Infused Learning, Inc.), Tender Option Bond Trust Receipts (2022-XF2966) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	8,880,000
8,715,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 3.550%, 6/1/2023	8,715,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 3.550%, 6/1/2023	10,000,000
13,870,000		Effingham County, GA Development Authority (Georgia Power Co.), (Series 2003) Daily VRDNs, 4.240%, 6/1/2023	13,870,000
360,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.580%, 6/1/2023	360,000
4,680,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 4.230%, 6/1/2023	4,680,000
2,000,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1996) Daily VRDNs, 4.240%, 6/1/2023	2,000,000
2,525,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Daily VRDNs, 4.150%, 6/1/2023	2,525,000
6,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), PCRBs (First Series 2002) Daily VRDNs, 4.080%, 6/1/2023	6,000,000
9,300,000		Monroe County, GA Development Authority (Georgia Power Co.), PCRBs (First Series 1997) Daily VRDNs, 4.230%, 6/1/2023	9,300,000
1,775,000		Savannah, GA EDA (Consolidated Utilities, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.630%, 6/1/2023	1,775,000
72,250,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 3.560%, 6/7/2023	72,250,000
1,595,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 3.630%, 6/1/2023	1,595,000
		TOTAL	216,475,000
		Hawaii— 0.2%
6,110,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 3.860%, 6/1/2023	6,110,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Idaho— 0.6%
$ 17,860,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 3.600%, 6/7/2023	$ 17,860,000
		Illinois— 1.3%
24,320,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Certificates (Series 2022-XM1078) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.730%, 6/1/2023	24,320,000
4,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1424) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.730%, 6/1/2023	4,600,000
11,475,518		Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Receipts (2021-MS0001) TOBs, (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.710%, Optional Tender 8/3/2023	11,475,518
		TOTAL	40,395,518
		Indiana— 1.6%
6,000,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 3.550%, 6/1/2023	6,000,000
14,250,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003B) Weekly VRDNs, 3.700%, 6/7/2023	14,250,000
17,000,000		Indiana State Finance Authority Environmental (Fulcrum Centerpoint, LLC), (Series 2022) TOBs, (GTD by United States Treasury), 4.500%, Mandatory Tender 11/15/2023	17,000,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A. LOC), 4.200%, 6/1/2023	12,900,000
		TOTAL	50,150,000
		Iowa— 0.2%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 3.580%, 6/1/2023	5,300,000
		Kansas— 1.0%
10,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007A) Weekly VRDNs, 3.560%, 6/7/2023	10,000,000
21,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007B) Weekly VRDNs, 3.560%, 6/7/2023	21,000,000
		TOTAL	31,000,000
		Kentucky— 3.7%
29,400,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series A) Weekly VRDNs, 3.500%, 6/2/2023	29,400,000
38,000,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series A) Daily VRDNs, (GTD by United Parcel Service, Inc.), 4.220%, 6/1/2023	38,000,000
16,900,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.950%, 6/1/2023	16,900,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Kentucky— continued
$ 31,270,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.950%, 6/1/2023	$ 31,270,000
		TOTAL	115,570,000
		Louisiana— 3.2%
10,885,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 3.350%, 6/7/2023	10,885,000
14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Solid Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 3.650%, 6/7/2023	14,200,000
34,500,000		Louisiana Local Government Environmental Facilities CDA (American Biocarbon, CT LLC) TOBs, (GTD by United States Treasury), 3.850%, Mandatory Tender 8/1/2023	34,489,224
4,500,000		Louisiana Public Facilities Authority (Loyola University New Orleans), Barclays 3a-7 Credit Enhanced (Series 2023-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	4,500,000
6,975,000		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community, LP), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	6,975,000
1,200,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.890%, 6/7/2023	1,200,000
27,400,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.900%, 6/7/2023	27,400,000
		TOTAL	99,649,224
		Maine— 0.7%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.670%, 6/7/2023	22,260,000
		Maryland— 1.8%
5,020,000		Baltimore County, MD (Oak Crest Village, Inc.), 3a-7 Credit Enhanced Trust (Series 2022-032) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	5,020,000
2,640,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 7/3/2023	2,640,000
22,000,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	22,000,000
26,500,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 3.500%, Mandatory Tender 6/1/2023	26,500,000
		TOTAL	56,160,000
		Massachusetts— 1.2%
27,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 3.400%, Mandatory Tender 6/12/2023	27,000,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Massachusetts— continued
$ 10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 3.400%, Mandatory Tender 6/12/2023	$ 10,000,000
		TOTAL	37,000,000
		Michigan— 0.2%
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 3.580%, 6/1/2023	5,250,000
		Minnesota— 0.8%
25,600,000		Roseville, MN, Tender Option Bond Trust Receipts (Series 2022-XF3034) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	25,600,000
		Mississippi— 0.6%
13,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 4.960%, 6/7/2023	13,000,000
5,865,000		Mississippi Home Corp, Mizuho 3a-7 (Series 2022-XF3022) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	5,865,000
		TOTAL	18,865,000
		Missouri— 0.5%
6,310,000		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	6,310,000
2,500,000		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,500,000
6,000,000		Missouri State Health and Educational Facilities Authority Health Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 6/1/2023	6,000,000
		TOTAL	14,810,000
		Montana— 0.2%
3,510,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,510,000
3,320,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9062) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,320,000
		TOTAL	6,830,000
		Multi-State— 10.4%
137,600,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.700%, 6/1/2023	137,600,000
142,000,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.700%, 6/1/2023	142,000,000
17,766,000		PIMCO Municipal Income Fund II, Tender Option Bond Trust Receipts (Series UA-7001) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/1/2023	17,766,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Multi-State— continued
$ 17,825,000		PIMCO Municipal Income Fund II, Tender Option Bond Trust Receipts (Series UA-7004) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/6/2023	$ 17,825,000
7,521,000		PIMCO Municipal Income Fund III, Tender Option Bond Trust Receipts (Series UA-7006) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/6/2023	7,521,000
		TOTAL	322,712,000
		Nebraska— 0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 4.000%, 6/7/2023	7,500,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 4.000%, 6/7/2023	1,875,000
		TOTAL	9,375,000
		Nevada— 0.8%
2,050,000		Clark County, NV Airport System, (Series B), 5.000%, 7/1/2023	2,052,074
1,275,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.620%, 6/1/2023	1,275,000
20,000,000		Director of the State of Nevada Department of Business and Industry (DesertXpress Enterprises, LLC), (Brightline West Passenger Rail Project, Series 2020A) TOBs, (GTD by United States Treasury), 3.700%, Mandatory Tender 1/31/2024	20,000,000
		TOTAL	23,327,074
		New Jersey— 6.5%
7,552,000		Beach Haven, NJ BANs, 4.250%, 5/2/2024	7,588,707
3,705,869		Bridgewater-Raritan, NJ Regional School District BANs, 4.250%, 9/13/2023	3,711,542
6,641,725		Butler Borough, NJ BANs, 3.750%, 9/8/2023	6,656,605
5,807,835		Clementon, NJ, (Series A) BANs, 4.250%, 9/28/2023	5,825,246
5,915,500		Delran Township, NJ BANs, 4.250%, 9/5/2023	5,923,800
14,770,000		Freehold Borough, NJ BANs, 4.000%, 8/3/2023	14,797,227
4,000,000		Garwood, NJ BANs, 5.000%, 8/3/2023	4,006,244
5,373,950		Hammonton, NJ BANs, 5.000%, 10/26/2023	5,387,427
2,436,000		Haworth Borough, NJ BANs, 4.500%, 7/14/2023	2,437,486
7,505,061		Highlands, NJ BANs, 4.250%, 7/7/2023	7,513,315
2,561,000		Hillsdale Borough, NJ BANs, 4.500%, 8/24/2023	2,564,734
7,500,000		Lakewood Township, NJ BANs, 4.250%, 10/24/2023	7,518,871
3,050,800		Lopatcong, NJ BANs, 4.500%, 10/6/2023	3,056,980
6,845,000		Middle Township, NJ BANs, 3.750%, 9/7/2023	6,859,813
5,968,000		Mountainside, NJ BANs, 5.000%, 7/20/2023	5,975,010
13,600,000		New Brunswick, NJ BANs, 3.750%, 9/18/2023	13,633,517
1,285,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.660%, 6/2/2023	1,285,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 5,000,000		North Hunterdon-Vorhees, NJ Regional High School District BANs, 4.250%, 7/21/2023	$ 5,003,021
12,160,000		Park Ridge Borough, NJ BANs, 4.000%, 4/26/2024	12,212,916
11,815,000		Ramsey, NJ BANs, 4.250%, 3/1/2024	11,849,264
3,496,000		Rochelle Park Township, NJ BANs, 4.500%, 8/9/2023	3,499,406
3,242,800		Roxbury Township, NJ BANs, 4.500%, 3/1/2024	3,257,983
4,041,000		Saddle River, NJ BANs, 5.500%, 6/7/2023	4,041,972
7,463,300		South Plainfield, NJ BANs, 4.000%, 8/16/2023	7,470,923
5,665,000		Springfield Township, NJ (Union County) BANs, 4.250%, 5/1/2024	5,697,511
3,544,300		Springfield Township, NJ BANs, 4.250%, 9/7/2023	3,549,198
25,000,000		Stone Harbor, NJ BANs, 5.000%, 10/13/2023	25,065,988
6,346,649		Union Beach, NJ BANs, 5.000%, 7/25/2023	6,355,784
1,985,155		West Wildwood, NJ BANs, 4.500%, 2/27/2024	1,991,765
3,807,000		Winslow Township, NJ BANs, 3.750%, 9/14/2023	3,816,038
3,000,000		Wyckoff Township, NJ BANs, 4.500%, 9/19/2023	3,004,823
		TOTAL	201,558,116
		New York— 6.4%
3,846,510		Alden Village, NY BANs, 3.750%, 9/7/2023	3,854,526
29,350,000		Erie County, NY IDA (Ellicott Park Townhomes Community Partners LP), Mizuho 3a-7 (Series 2023-MIZ9134) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	29,350,000
2,000,000		Hannibal, NY CSD BANs, 4.250%, 6/28/2023	2,001,722
5,590,000		Hempstead (town), NY IDA Multi-Family Housing (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.520%, 6/1/2023	5,590,000
4,245,977		Lowville, NY, (Series A) BANs, 3.250%, 8/24/2023	4,247,799
8,000,000		Massena, NY CSD BANs, 4.000%, 6/29/2023	8,005,953
3,545,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 3.590%, 6/1/2023	3,545,000
15,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 3.560%, 6/1/2023	15,000,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 3.600%, 6/7/2023	24,880,000
3,250,000		New York State Environmental Facilities Corp. (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2012) TOBs, 3.875%, Mandatory Tender 8/1/2023	3,250,000
72,800,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.810%, 6/1/2023	72,800,000
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 10,000,000
New York Transportation Development Corporation (LaGuardia
Gateway Partners, LLC), Tender Option Bond Trust Receipts
(Series 2016-XM0403) Weekly VRDNs, (Assured Guaranty Municipal
Corp. INS)/(Toronto Dominion Bank LIQ), 3.790%, 6/1/2023
			$ 10,000,000
6,700,000		Penn-Yan, NY CSD BANs, 4.250%, 6/28/2023	6,705,769
7,222,000		PIMCO New York Municipal Income Fund III, Tender Option Bond Trust Receipts (Series UA-7007) Weekly VRDNs, (UBS AG LIQ), 3.610%, 6/6/2023	7,222,000
1,554,371		Walton, NY CSD BANs, 4.000%, 6/28/2023	1,555,374
		TOTAL	198,008,143
		North Carolina— 0.3%
7,000,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 4.000%, 6/7/2023	7,000,000
3,000,000		Yancey County, NC Industrial Facilities & PCFA (Altec Industries, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.630%, 6/1/2023	3,000,000
		TOTAL	10,000,000
		Ohio— 2.3%
25,000,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.610%, 6/1/2023	25,000,000
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	30,470,000
8,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	8,100,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 3.580%, 6/1/2023	7,000,000
		TOTAL	70,570,000
		Oklahoma— 3.2%
18,200,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series 1995-A) Weekly VRDNs, 3.750%, 6/7/2023	18,200,000
30,950,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (1995 Series A) Weekly VRDNs, 3.650%, 6/7/2023	30,950,000
49,655,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 3.750%, 6/7/2023	49,655,000
		TOTAL	98,805,000
		Pennsylvania— 1.2%
5,030,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Health Network Obligated Group), BAML 3a-7 (Series 2023-BAML5039) VRENs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.660%, 6/1/2023	5,030,000
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$ 30,375,000
Pennsylvania Economic Development Financing Authority
(Commonwealth of Pennsylvania Department of Transportation),
(Series 2022-XM1084) Weekly VRDNs, (Assured Guaranty Municipal
Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.610%, 6/1/2023
			$ 30,375,000
962,858		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	962,858
		TOTAL	36,367,858
		South Carolina— 1.3%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 4.000%, 6/7/2023	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 4.000%, 6/7/2023	10,100,000
8,888,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), Tender Option Bond Trust Receipts (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	8,888,000
		TOTAL	40,488,000
		South Dakota— 0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 3.580%, 6/1/2023	3,000,000
		Tennessee— 2.2%
5,500,000		Covington, TN IDB (Charms Co.), (Series 1992) Weekly VRDNs, (Bank of America N.A. LOC), 3.350%, 6/7/2023	5,500,000
16,000,000		Lewisburg, TN IDB (Waste Management, Inc.), (Series 2012) TOBs, 3.875%, Mandatory Tender 8/1/2023	16,000,000
25,620,000		Memphis-Shelby County, TN Industrial Development Board - PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 4.000%, 6/7/2023	25,620,000
21,400,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.500%, Mandatory Tender 8/17/2023	21,400,000
		TOTAL	68,520,000
		Texas— 13.4%
8,465,000		El Paso, TX Housing Finance Corp., Mizuho 3a-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	8,465,000
3,600,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 9/1/2023	3,600,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 4.000%, 6/7/2023	4,000,000
18,500,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020A) TOBs, (GTD by Waste Management Holdings, Inc.), 3.950%, Mandatory Tender 6/1/2023	18,500,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 20,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020B) TOBs, (GTD by Waste Management Holdings, Inc.), 3.950%, Mandatory Tender 6/1/2023	$ 20,000,000
4,700,000		North Texas Tollway Authority, RBC Municipal Products Trust (Series 2019 G-112) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 7/3/2023	4,700,000
3,000,000		Northeast TX Housing Finance Corp, Mizuho 3a-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,000,000
71,425,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 4.450%, 6/1/2023	71,425,000
19,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Daily VRDNs, 4.350%, 6/1/2023	19,500,000
25,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 4.350%, 6/1/2023	25,000,000
41,300,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Daily VRDNs, 4.350%, 6/1/2023	41,300,000
3,900,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Daily VRDNs, 4.350%, 6/1/2023	3,900,000
22,450,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 4.350%, 6/1/2023	22,450,000
12,250,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 4.350%, 6/1/2023	12,250,000
35,600,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 4.360%, 6/1/2023	35,600,000
500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 3.800%, 6/7/2023	500,000
83,900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 3.830%, 6/7/2023	83,900,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 3.550%, 6/1/2023	15,000,000
20,000,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), MIZUHO 3a-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.440%, 6/1/2023	20,000,000
		TOTAL	413,090,000
		Virginia— 0.1%
1,610,000		Emporia, VA Industrial Development Board (Toll VA III LP), (Series 1999) Weekly VRDNs, (Truist Bank LOC), 3.530%, 6/1/2023	1,610,000
		Washington— 0.1%
2,860,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 11/1/2023	2,860,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Washington— continued
$ 1,260,000		Washington State Economic Development Finance Authority (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 3.580%, 6/1/2023	$ 1,260,000
		TOTAL	4,120,000
		West Virginia— 2.0%
60,365,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.850%, 6/7/2023	60,365,000
		Wisconsin— 3.1%
15,883,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	15,883,000
1,415,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	1,415,000
5,945,000		Public Finance Authority, WI (DCA Lexington Properties, LLC), Tender Option Bond Trust Receipts (Series 2021-XF2933) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	5,945,000
685,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.720%, 6/1/2023	685,000
2,095,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 3.630%, 6/1/2023	2,095,000
17,000,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series 2017 A-1) TOBs, (GTD by Waste Management Holdings, Inc.), 3.750%, Mandatory Tender 6/1/2023	17,000,000
33,535,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-2) TOBs, (GTD by Waste Management Holdings, Inc.), 3.875%, Mandatory Tender 8/1/2023	33,535,000
20,000,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-3) TOBs, (GTD by Waste Management Holdings, Inc.), 3.875%, Mandatory Tender 8/1/2023	20,000,000
		TOTAL	96,558,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (AT AMORTIZED COST)[2]	3,057,757,933
		OTHER ASSETS AND LIABILITIES - NET—1.0%[3]	29,832,430
		TOTAL NET ASSETS—100%	$3,087,590,363
Annual Shareholder Report
14

Securities that are subject to the federal alternative minimum tax (AMT) represent 49.7% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
15

In valuing the Fund’s assets as of May 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Financing Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PLC	—Public Limited Company
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023	0.001	0.001	0.012	0.013[2]	0.011
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
Total From Investment Operations	0.023	0.001	0.001	0.013	0.013	0.011
Less Distributions:
Distributions from net investment income	(0.023)	(0.001)	(0.001)	(0.013)	(0.013)	(0.011)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.023)	(0.001)	(0.001)	(0.013)	(0.013)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	2.34%	0.12%	0.13%	1.27%	1.27%	1.12%
Ratios to Average Net Assets:
Net expenses[5]	0.21%	0.19%	0.21%	0.21%	0.21%[6]	0.21%
Net investment income	2.38%	0.13%	0.12%	1.24%	1.52%[6]	1.10%
Expense waiver/reimbursement[7]	0.09%	0.11%	0.09%	0.09%	0.09%[6]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,371,755	$1,772,201	$1,372,803	$1,510,434	$1,713,390	$1,163,568

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares, Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately.
Annual Shareholder Report
17

Statement of Assets and Liabilities
May 31, 2023

Assets:
Investment in securities, at amortized cost and fair value	$3,057,757,933
Cash	2,209,744
Income receivable	17,905,896
Receivable for investments sold	26,000,000
Receivable for shares sold	6,989,472
Total Assets	3,110,863,045
Liabilities:
Payable for investments purchased	11,849,264
Payable for shares redeemed	10,447,592
Income distribution payable	563,331
Payable for investment adviser fee (Note 5)	8,843
Payable for administrative fee (Note 5)	6,580
Payable for distribution services fee (Note 5)	102,455
Payable for other service fees (Notes 2 and 5)	133,840
Accrued expenses (Note 5)	160,777
Total Liabilities	23,272,682
Net assets for 3,087,608,575 shares outstanding	$3,087,590,363
Net Assets Consist of:
Paid-in capital	$3,087,588,264
Total distributable earnings (loss)	2,099
Total Net Assets	$3,087,590,363
Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$14,097,636 ÷ 14,097,719 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$1,342,344 ÷ 1,342,352 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$2,371,754,670 ÷ 2,371,768,621 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$213,083,882 ÷ 213,085,138 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$58,942,417 ÷ 58,942,765 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$196,829,551 ÷ 196,830,710 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$231,539,863 ÷ 231,541,270 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended May 31, 2023

Investment Income:
Interest	$74,294,454
Expenses:
Investment adviser fee (Note 5)	5,867,439
Administrative fee (Note 5)	2,298,777
Custodian fees	93,404
Transfer agent fees (Note 2)	432,853
Directors’/Trustees’ fees (Note 5)	16,705
Auditing fees	23,960
Legal fees	4,972
Portfolio accounting fees	242,311
Distribution services fee (Note 5)	1,554,601
Other service fees (Notes 2 and 5)	1,703,746
Share registration costs	255,242
Printing and postage	44,228
Miscellaneous (Note 5)	19,356
TOTAL EXPENSES	12,557,594
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(2,623,427)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(341,028)
TOTAL WAIVERS AND REIMBURSEMENTS	(2,964,455)
Net expenses	9,593,139
Net investment income	64,701,315
Net realized gain on investments	955
Change in net assets resulting from operations	$64,702,270
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets

Year Ended May 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,701,315	$2,176,337
Net realized gain (loss)	955	69,113
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,702,270	2,245,450
Distributions to Shareholders:
Automated Shares	(440,831)	(242,884)
Investment Shares	(68,482)	(720)
Wealth Shares	(50,565,796)	(1,667,616)
Service Shares	(4,594,001)	(127,174)
Cash II Shares	(1,087,067)	(9,913)
Cash Series Shares	(3,221,215)	(37,090)
Capital Shares	(4,793,228)	(177,141)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(64,770,620)	(2,262,538)
Share Transactions:
Proceeds from sale of shares	7,058,692,521	3,952,421,143
Net asset value of shares issued to shareholders in payment of distributions declared	59,807,000	2,064,912
Cost of shares redeemed	(7,243,912,415)	(3,710,160,577)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(125,412,894)	244,325,478
Change in net assets	(125,481,244)	244,308,390
Net Assets:
Beginning of period	3,213,071,607	2,968,763,217
End of period	$3,087,590,363	$3,213,071,607
See Notes which are an integral part of the Financial Statements
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21

Notes to Financial Statements
May 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $2,964,455 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Transfer Agent Fees
For the year ended May 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$87,025	$—
Investment Shares	3,551	—
Wealth Shares	45,298	—
Service Shares	4,706	—
Cash II Shares	65,538	—
Cash Series Shares	222,214	(65,314)
Capital Shares	4,521	(4)
TOTAL	$432,853	$(65,318)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended May 31, 2023, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$214,116	$—	$—
Investment Shares	8,865	—	(1)
Service Shares	553,447	—	—
Cash II Shares	170,988	(504)	(2,373)
Cash Series Shares	544,281	(5,041)	(27,207)
Capital Shares	212,049	—	—
TOTAL	$1,703,746	$(5,545)	$(29,581)
For the year ended May 31, 2023, the Fund’s Wealth Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2023, the Fund did not have a liability for any uncertain tax
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24

positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2023		Year Ended 5/31/2022
Automated Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	49,145	$49,145	371,576	$371,576
Shares issued to shareholders in payment of distributions declared	439	439	243	243
Shares redeemed	(735,718)	(735,718)	(354,815)	(354,815)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(686,134)	$(686,134)	17,004	$17,004
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	Year Ended 5/31/2023		Year Ended 5/31/2022
Investment Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	15,656	$15,656	6,695	$6,695
Shares issued to shareholders in payment of distributions declared	68	68	1	1
Shares redeemed	(17,255)	(17,255)	(8,579)	(8,579)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(1,531)	$(1,531)	(1,883)	$(1,883)
	Year Ended 5/31/2023		Year Ended 5/31/2022
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	5,433,953	$5,433,953	2,302,899	$2,302,899
Shares issued to shareholders in payment of distributions declared	46,800	46,800	1,492	1,492
Shares redeemed	(4,881,158)	(4,881,158)	(1,904,990)	(1,904,990)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	599,595	$599,595	399,401	$399,401
	Year Ended 5/31/2023		Year Ended 5/31/2022
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	591,162	$591,162	583,932	$583,932
Shares issued to shareholders in payment of distributions declared	3,547	3,547	106	106
Shares redeemed	(614,563)	(614,563)	(606,878)	(606,878)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(19,854)	$(19,854)	(22,840)	$(22,840)
	Year Ended 5/31/2023		Year Ended 5/31/2022
Cash II Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	47,329	$47,329	30,387	$30,387
Shares issued to shareholders in payment of distributions declared	1,076	1,076	10	10
Shares redeemed	(61,304)	(61,304)	(32,676)	(32,676)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(12,899)	$(12,899)	(2,279)	$(2,279)
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	Year Ended 5/31/2023		Year Ended 5/31/2022
Cash Series Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	484,712	$484,712	483,411	$483,411
Shares issued to shareholders in payment of distributions declared	3,171	3,171	37	37
Shares redeemed	(528,628)	(528,628)	(533,981)	(533,981)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(40,745)	$(40,745)	(50,533)	$(50,533)
	Year Ended 5/31/2023		Year Ended 5/31/2022
Capital Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	436,735	$436,735	173,522	$173,522
Shares issued to shareholders in payment of distributions declared	4,706	4,706	177	177
Shares redeemed	(405,286)	(405,286)	(268,244)	(268,244)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,155	$36,155	(94,545)	$(94,545)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(125,413)	$(125,413)	244,325	$244,325
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2023 and 2022, was as follows:
	2023	2022
Tax-exempt income	$64,580,563	$2,175,386
Ordinary income[1]	$120,971	$87,125
Long-term capital gains	$69,086	$27

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$1,167
Undistributed ordinary income[1]	$932
TOTAL	$2,099

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2023, the Adviser voluntarily waived $2,623,427 of its fee and voluntarily reimbursed $65,318 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$8,865	$(1,064)
Cash II Shares	239,463	—
Cash Series Shares	1,306,273	(239,520)
TOTAL	$1,554,601	$(240,584)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2023, FSC retained $269,807 of fees paid by the Fund.
Other Service Fees
For the year ended May 31, 2023, FSSC received $1,333 and reimbursed $5,545 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,035,819,000 and $1,306,657,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
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29

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2023, there were no outstanding loans. During the year ended May 31, 2023, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2023, the amount of long-term capital gains designated by the Fund was $69,086.
For the year ended May 31, 2023, 99.8% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Municipal Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended, the ten-month period ended May 31, 2019 and the two-year period ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, the ten-month period ended May 31, 2019 and the two-year period ended July 31, 2018 in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 21, 2023
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period[1]
Actual	$1,000.00	$1,015.50	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.88	$1.06

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio
Manager since November 1996. Ms. Ochson was named Chief
Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money
Markets in 2010. She joined Federated in 1982 and has been a Senior
Portfolio Manager and a Senior Vice President of the Fund’sAdviser
since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Municipal Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
Annual Shareholder Report
50

service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
51

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
52

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Municipal Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
33515 (7/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2023

Share Class | Ticker	Wealth | TBIXX	Advisor | TBVXX	Service | TBSXX

Federated Hermes Tax-Free Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2022 through May 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.3%
Municipal Notes	12.3%
Commercial Paper	8.6%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At May 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.0%
8-30 Days	3.7%
31-90 Days	20.2%
91-180 Days	5.7%
181 Days or more	3.6%
Other Assets and Liabilities—Net[2]	(0.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
May 31, 2023
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.2%
		Alabama— 5.8%
$ 3,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 4.000%, 6/1/2023	$ 3,100,000
10,400,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 4.000%, 6/1/2023	10,400,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 3.500%, 6/7/2023	50,000,000
4,950,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 4.050%, 6/1/2023	4,950,000
3,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 4.000%, 6/1/2023	3,100,000
29,405,000		Huntsville, AL Health Care Authority, (Series 2023-BAML5040) VRENs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.660%, 6/1/2023	29,405,000
1,425,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 4.000%, 6/1/2023	1,425,000
46,300,000		Mobile, AL IDB (Alabama Power Co.), PCR Bonds (Series 2007B) Weekly VRDNs, 3.500%, 6/7/2023	46,300,000
33,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 3.530%, 6/1/2023	33,810,000
		TOTAL	182,490,000
		California— 8.1%
37,755,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/1/2023	37,755,000
3,000,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2022-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,000,000
3,610,000		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,610,000
8,815,000		California School Finance Authority (CPMS Higher Ground, LLC), Tender Option Bond Trust Receipts (2020-XF2893) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	8,815,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.200%, Mandatory Tender 6/6/2023	11,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 2.800%, Mandatory Tender 6/14/2023	9,000,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 2.800%, Mandatory Tender 6/14/2023	11,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 3.000%, Mandatory Tender 7/6/2023	9,000,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 28,180,000
California Statewide Communities Development Authority Multi-Family
Housing (Uptown Newport Building Owner, LP), (2021 Series A: One
Uptown Newport Apartments) Weekly VRDNs, (Landesbank
Hessen-Thuringen LOC), 3.540%, 6/1/2023
			$ 28,180,000
9,545,000		Pimco California Municipal Income Fund, Tender Option Bond Trust Receipts (Series UA-7005) Weekly VRDNs, (UBS AG LIQ), 3.610%, 6/6/2023	9,545,000
21,185,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	21,185,000
62,200,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	62,200,000
13,400,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	13,400,000
28,625,000		Sweetwater, CA Union High School District, Tender Option Bond Trust (Series 2022-XF1394) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.530%, 6/1/2023	28,625,000
		TOTAL	256,315,000
		Colorado— 0.9%
2,275,250		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,275,250
25,772,000		Colorado HFA, (Series 2022-XF3035) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	25,772,000
		TOTAL	28,047,250
		Connecticut— 0.1%
3,150,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.640%, 6/1/2023	3,150,000
		Florida— 11.1%
3,715,000		Broward County, FL Tourist Development Tax Special Revenue, (Series 2023-XL0429) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.520%, 6/1/2023	3,715,000
5,980,000		Capital Trust Agency, FL (Milestones Community School, Inc.), Tender Option Bond Trust Receipts (2022-XF2965) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	5,980,000
1,700,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) Daily VRDNs, (U.S. Bank, N.A. LIQ), 4.000%, 6/1/2023	1,700,000
27,400,000		Escambia County, FL Solid Waste Disposal (Florida Power & Light Co.), (First Series 2009) Daily VRDNs, 4.000%, 6/1/2023	27,400,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$ 4,230,000		Florida Development Finance Corp. (Navigator Academy of Leadership, Inc.), Tender Option Bond Trust Receipts (2021-XF2945) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	$ 4,230,000
5,925,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/1/2023	5,925,000
30,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 3.200%, Mandatory Tender 6/28/2023	30,960,000
25,000,000		JEA, FL Electric System, (Series 2008C-3), CP, (Royal Bank of Canada LIQ), 3.100%, Mandatory Tender 6/7/2023	25,000,000
34,045,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.520%, 6/7/2023	34,045,000
1,000,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.900%, 6/7/2023	1,000,000
14,500,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 3.520%, 6/1/2023	14,500,000
14,475,000		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	14,475,000
1,400,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	1,400,000
24,875,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), MIZUHO 3A-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	24,875,000
3,160,000		Miami-Dade County, FL Seaport Department, Tender Option Bond Trust Certificates (Series 2022-ZL0343) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.560%, 6/1/2023	3,160,000
52,950,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), (Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	52,950,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 3.710%, 6/1/2023	16,500,000
73,160,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 4.000%, 6/1/2023	73,160,000
3,700,000		Tampa-Hillsborough County, FL Expressway Authority, RBC Muni Products (Series G-113) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 7/3/2023	3,700,000
6,440,000		Tolomato Community Development District, FL, (Series 2022-XL0297) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.530%, 6/1/2023	6,440,000
		TOTAL	351,115,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— 1.1%
$ 805,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 3.440%, 6/1/2023	$ 805,000
21,875,000		Fulton County, GA Development Authority (Heritage Station Family LLC), Tender Option Bond Trust Receipts (2022-XF2984) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	21,875,000
12,165,000		Municipal Electric Authority of Georgia, (Series 2022-XG0417) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.520%, 6/1/2023	12,165,000
		TOTAL	34,845,000
		Idaho— 0.3%
10,000,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 3.250%, Mandatory Tender 8/1/2023	10,000,000
		Illinois— 3.6%
600,000		Chicago, IL Multi-Family Housing Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 3.130%, 6/1/2023	600,000
10,200,000		Chicago, IL Park District, (Series 2015-XF2111) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 3.510%, 6/1/2023	10,200,000
6,135,000		Chicago, IL Transit Authority, (Series 2022-XL0425) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.530%, 6/1/2023	6,135,000
7,500,000		Chicago, IL Water Revenue, (Series 2023-XM1112) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.490%, 6/1/2023	7,500,000
8,780,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.490%, 6/1/2023	8,780,000
10,069,482		Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Receipts (2021-MS0001) TOBs, (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.710%, Optional Tender 8/3/2023	10,069,482
41,250,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 3.490%, 6/1/2023	41,250,000
30,010,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2022-XL0294) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 3.510%, 6/1/2023	30,010,000
		TOTAL	114,544,482
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Indiana— 1.1%
$ 12,140,000		Indiana State Finance Authority Environmental (Ispat Inland, Inc.), (Series 2005) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 3.900%, 6/7/2023	$ 12,140,000
19,475,000		Indiana State Finance Authority Hospital Revenue (Parkview Health System Obligated Group), (Series 2009B) Daily VRDNs, (Wells Fargo Bank, N.A. LOC), 3.850%, 6/1/2023	19,475,000
4,450,000		Indiana State Finance Authority Hospital Revenue (Parkview Health System Obligated Group), (Series 2009D) Daily VRDNs, (Wells Fargo Bank, N.A. LOC), 3.850%, 6/1/2023	4,450,000
		TOTAL	36,065,000
		Kansas— 0.4%
12,400,000		Wyandotte County, KS Unified School District 500, Tender Option Bond Trust Receipts (Series 2016-ZM0464) Weekly VRDNs, (Royal Bank of Canada LIQ)/(United States Treasury PRF), 3.500%, 6/1/2023	12,400,000
		Kentucky— 0.5%
16,465,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.590%, 6/2/2023	16,465,000
		Louisiana— 3.3%
910,000		Louisiana Local Government Environmental Facilities Community Development Authority (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.460%, 6/7/2023	910,000
4,940,000		Louisiana Public Facilities Authority (Loyola University New Orleans), Barclays 3a-7 Credit Enhanced (Series 2023-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	4,940,000
42,250,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/1/2023	42,250,000
3,100,000		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community, LP), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,100,000
53,225,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.900%, 6/7/2023	53,225,000
		TOTAL	104,425,000
		Maryland— 1.8%
3,960,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 7/3/2023	3,960,000
1,300,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corporation), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/1/2023	1,300,000
3,800,000		Maryland State Stadium Authority (Baltimore City Public School Construction Financing Fund), RBC Muni Products (Series 2023 G-122) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 11/1/2023	3,800,000
30,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 3.500%, Mandatory Tender 9/1/2023	30,000,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Maryland— continued
$ 17,000,000		Montgomery County, MD, (2010 Series B), CP, 3.300%, Mandatory Tender 7/18/2023	$ 17,000,000
		TOTAL	56,060,000
		Massachusetts— 0.5%
14,800,000		Peabody Massachusetts BANs, 5.250%, 7/14/2023	14,825,797
		Michigan— 1.9%
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2650) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program COL), 3.510%, 6/1/2023	4,000,000
14,700,000		Michigan State Building Authority, (Series III) VRENs, 3.490%, 6/1/2023	14,700,000
16,000,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 3.280%, Mandatory Tender 6/1/2023	16,000,000
20,000,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 3.500%, Mandatory Tender 9/1/2023	20,000,000
2,840,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.590%, 6/2/2023	2,840,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2651) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program GTD), 3.510%, 6/1/2023	4,000,000
		TOTAL	61,540,000
		Minnesota— 0.2%
7,000,000		Dakota County, MN Community Development Agency, (Series 2022-XF3050) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	7,000,000
		Mississippi— 1.7%
9,500,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (1st Series 2019) Weekly VRDNs, 4.810%, 6/7/2023	9,500,000
2,400,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 3.560%, 6/1/2023	2,400,000
10,000,000		Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Healthcare), Tender Option Bond Trust Receipts (Series 2023-BAML5026) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.140%, 6/1/2023	10,000,000
30,600,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.660%, 6/1/2023	30,600,000
		TOTAL	52,500,000
		Missouri— 0.5%
1,100,000		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	1,100,000
2,500,000		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,500,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Missouri— continued
$ 2,220,000
Missouri State Health and Educational Facilities Authority Health
Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of
Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory
Tender 6/1/2023
			$ 2,220,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.460%, 6/1/2023	10,000,000
		TOTAL	15,820,000
		Montana— 0.3%
7,815,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	7,815,000
		Multi-State— 9.4%
116,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale, Paris LIQ), 3.470%, 6/1/2023	116,000,000
88,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.470%, 6/1/2023	88,400,000
25,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 3.460%, 6/1/2023	25,000,000
25,850,000		PIMCO Municipal Income Fund II, Tender Option Bond Trust Receipts (Series UA-7001) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/1/2023	25,850,000
23,000,000		PIMCO Municipal Income Fund II, Tender Option Bond Trust Receipts (Series UA-7004) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/6/2023	23,000,000
8,050,000		PIMCO Municipal Income Fund III, Tender Option Bond Trust Receipts (Series UA-7006) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/6/2023	8,050,000
11,546,000		PIMCO Municipal Income Fund, (Series UA-7010) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/6/2023	11,546,000
		TOTAL	297,846,000
		Nebraska— 0.7%
21,600,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 3.460%, 6/1/2023	21,600,000
		New Jersey— 3.7%
7,360,000		Bogota, NJ BANs, 4.000%, 4/12/2024	7,385,750
4,303,451		Cranbury Township, NJ BANs, 3.750%, 8/31/2023	4,313,596
4,500,000		Cranford Township, NJ BANs, 4.500%, 8/22/2023	4,507,699
5,595,821		Englewood Cliffs, NJ BANs, 4.250%, 8/9/2023	5,606,317
2,688,415		Englewood Cliffs, NJ BANs, 4.500%, 8/9/2023	2,691,034
8,741,304		Fanwood, NJ BANs, 4.250%, 3/1/2024	8,769,976
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.530%, 6/1/2023	20,940,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 9,892,000		Glen Rock, NJ BANs, 4.750%, 7/20/2023	$ 9,903,637
8,050,000		Hackensack, NJ BANs, 3.750%, 8/30/2023	8,069,366
4,242,000		Ho-Ho-Kus, NJ BANs, 4.250%, 5/3/2024	4,262,304
2,367,700		Laurel Springs, NJ, (Series A) BANs, 3.750%, 9/13/2023	2,372,611
4,000,000		New Jersey Turnpike Authority, RBC Muni Products (Series G-119) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.590%, Mandatory Tender 7/3/2023	4,000,000
7,835,000		North Caldwell, NJ BANs, 4.500%, 7/13/2023	7,840,710
5,759,000		Ocean Township, NJ (Ocean County) BANs, 3.750%, 9/6/2023	5,772,382
2,045,000		Riverside Township, NJ BANs, 4.750%, 8/16/2023	2,047,480
9,900,000		Scotch Plains Township, NJ BANs, 4.000%, 1/19/2024	9,936,631
9,500,000		Upper Saddle River, NJ BANs, 4.250%, 3/22/2024	9,544,994
		TOTAL	117,964,487
		New Mexico— 0.2%
6,705,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	6,705,000
		New York— 12.4%
3,000,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.640%, 6/1/2023	3,000,000
11,600,000		Amherst, NY BANs, 4.500%, 11/3/2023	11,630,624
1,930,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.440%, 6/1/2023	1,930,000
9,200,000		East Irondequoit, NY Central School District BANs, 4.250%, 6/28/2023	9,208,391
8,340,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2022-XX1236) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.530%, 6/1/2023	8,340,000
10,800,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2012A-2) Weekly VRDNs, (Bank of Montreal LOC), 3.600%, 6/1/2023	10,800,000
10,490,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.460%, 6/1/2023	10,490,000
11,390,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 3.850%, 6/1/2023	11,390,000
5,300,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 3.850%, 6/1/2023	5,300,000
10,270,000		New York City, NY Transitional Finance Authority, (Series 2014B-3) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 6/1/2023	10,270,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 13,800,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (TD Bank, N.A. LOC), 3.850%, 6/1/2023	$ 13,800,000
8,000,000		New York City, NY, (Fiscal 2022 Subseries D-3) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.950%, 6/1/2023	8,000,000
10,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 3.560%, 6/1/2023	10,000,000
3,220,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 3.480%, 6/1/2023	3,220,000
3,000,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XL0272) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.530%, 6/1/2023	3,000,000
83,795,000		New York State HFA (42nd and 10th Street Associates LLC), (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	83,795,000
2,500,000		New York State Power Authority (New York State Power Authority Transmission Project), (Series 2022-XF1300) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 3.530%, 6/1/2023	2,500,000
5,475,000		New York State Power Authority (New York State Power Authority Transmission Project), (Series 2022-YX1184) Weekly VRDNs, (Assured Guaranty Municipal Corp. GTD)/(Barclays Bank PLC LIQ), 3.490%, 6/1/2023	5,475,000
7,300,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 3.250%, Mandatory Tender 6/7/2023	7,300,000
5,850,000		New York State Thruway Authority, Tender Option Bond Certificates (Series 2022-XL0312) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.560%, 6/1/2023	5,850,000
40,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.460%, 6/1/2023	40,900,000
11,000,000		Penn-Yan, NY Central School District BANs, 4.250%, 6/28/2023	11,009,471
2,028,000		PIMCO New York Municipal Income Fund II, Tender Option Bond Trust Receipts (Series UA-7008) Weekly VRDNs, (UBS AG LOC), 5.340%, 6/5/2023	2,028,000
8,050,000		PIMCO New York Municipal Income Fund III, Tender Option Bond Trust Receipts (Series UA-7007) Weekly VRDNs, (UBS AG LIQ), 3.610%, 6/6/2023	8,050,000
18,000,000		Riverhead, NY Central School District, (Series B) TANs, 4.000%, 6/28/2023	18,018,312
30,000,000		Syosset, NY CSD TANs, 4.000%, 6/28/2023	30,030,531
10,200,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2A) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 3.850%, 6/7/2023	10,200,000
14,900,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 3.600%, 6/1/2023	14,900,000
10,350,000		Troy, NY Enlarged CSD BANs, 4.000%, 6/8/2023	10,353,692
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 20,000,000		Troy, NY Enlarged CSD BANs, 5.000%, 6/7/2024	$ 20,221,400
		TOTAL	391,010,421
		North Carolina— 0.7%
2,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2018G) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.000%, 6/1/2023	2,000,000
21,120,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 3.900%, 6/1/2023	21,120,000
		TOTAL	23,120,000
		Ohio— 3.9%
4,000,000		Cleveland, OH, Tender Option Bond Trust Receipts (Series 2018-XF2657) Weekly VRDNs, (Bank of America N.A. LIQ), 3.550%, 6/1/2023	4,000,000
800,000		Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), (Series 2008B) Weekly VRDNs, 3.200%, 6/1/2023	800,000
10,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 3.250%, Mandatory Tender 8/1/2023	10,000,000
10,040,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.610%, 6/1/2023	10,040,000
2,190,000		Licking County, OH, Airport Facilities Improvement BANs Series 2022) BANs, 4.000%, 8/29/2023	2,195,906
4,450,000		Lorain County, OH BANs, 4.125%, 5/2/2024	4,467,894
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	23,640,000
6,500,000		Montgomery, OH BANs, 4.500%, 6/12/2024	6,537,375
2,090,000		Newark, OH, (Series A) BANs, 4.500%, 3/22/2024	2,098,911
25,500,000		Ohio State (Capital Facilities Lease-Appropriation -Adult Correction Building Fund), (Series 2016C) Weekly VRDNs, (Ohio State LIQ), 3.750%, 6/7/2023	25,500,000
5,150,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 3.400%, Mandatory Tender 9/6/2023	5,150,000
4,285,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc., Obligated Group), (Series C-18) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.450%, 6/1/2023	4,285,000
14,800,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	14,800,000
5,265,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 6/1/2023	5,265,000
4,800,000		Strongsville, OH BANs, 4.500%, 6/7/2024	4,837,008
		TOTAL	123,617,094
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Oklahoma— 0.3%
$ 10,235,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.460%, 6/1/2023	$ 10,235,000
		Pennsylvania— 3.8%
6,400,000		Allegheny County, PA Hospital Development Authority (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.570%, 6/1/2023	6,400,000
2,065,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.640%, 6/1/2023	2,065,000
6,000,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Health Network Obligated Group), BAML 3A-7 (Series 2023-BAML5039) VRENs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.660%, 6/1/2023	6,000,000
11,995,000		Pennsylvania State Higher Education Facilities Authority (Foundation for Indiana University of Pennsylvania), RBC Muni Products (E-75) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 7/3/2023	11,995,000
12,605,000		Pennsylvania State Turnpike Commission, (Series 2022-ZL0364) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.560%, 6/1/2023	12,605,000
7,180,000		Pennsylvania State Turnpike Commission, Tender Option Bond Trust Certificates (Series 2020-XM0861) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.490%, 6/1/2023	7,180,000
734,179		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	734,179
39,845,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 3.490%, 6/1/2023	39,845,000
15,200,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Daily VRDNs, (Bank of America N.A. LIQ), 4.000%, 6/1/2023	15,200,000
5,100,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 3.940%, 6/1/2023	5,100,000
14,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.490%, 6/1/2023	14,000,000
		TOTAL	121,124,179
		South Carolina— 0.4%
7,130,000		South Carolina State Public Service Authority, Tender Option Bond Trust Certificates (Series 2022-XL0313) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.530%, 6/1/2023	7,130,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		South Carolina— continued
$ 6,670,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 10/2/2023	$ 6,670,000
		TOTAL	13,800,000
		Tennessee— 6.2%
2,300,000		Blount County, TN Public Building Authority (Knox County, TN), (Series C-3-A) Weekly VRDNs, (Truist Bank LIQ), 3.480%, 6/1/2023	2,300,000
6,900,000		Blount County, TN Public Building Authority (Knox County, TN), (Series D-3-A) Daily VRDNs, (Bank of America N.A. LIQ), 3.940%, 6/1/2023	6,900,000
3,000,000		Memphis, TN Health, Educational and Housing Facility Board (Memphis Towers Apartments Project), (Series 2020) TOBs, (United States Treasury GTD), 3.400%, Mandatory Tender 12/1/2023	3,000,000
14,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.250%, Mandatory Tender 8/16/2023	14,000,000
2,150,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.590%, 6/2/2023	2,150,000
23,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.500%, Mandatory Tender 8/17/2023	23,000,000
7,500,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.480%, 6/1/2023	7,500,000
71,145,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.950%, 6/1/2023	71,145,000
23,300,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.940%, 6/1/2023	23,300,000
42,000,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), BAML 3A-7(Series 2023-BAML5024) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.140%, 6/1/2023	42,000,000
		TOTAL	195,295,000
		Texas— 11.2%
3,060,000		El Paso, TX Housing Finance Corp., Mizuho 3A-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,060,000
3,800,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 9/1/2023	3,800,000
25,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 4.050%, Mandatory Tender 6/1/2023	25,000,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 30,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), (Series 2015-3) Weekly VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/7/2023	$ 30,000,000
12,700,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2020B) Daily VRDNs, 4.000%, 6/1/2023	12,700,000
1,490,000		Houston, TX Combined Utility System, (Series 2018 C) Weekly VRDNs, (Barclays Bank PLC LOC), 3.450%, 6/1/2023	1,490,000
4,615,000		North Fort Bend, TX Water Authority, Tender Option Bond Trust Certificates (Series 2022-XL0422) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.520%, 6/1/2023	4,615,000
3,650,000		Northeast TX Housing Finance Corp, Mizuho 3A-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,650,000
25,000,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2010A) Weekly VRDNs, (TotalEnergies SE GTD), 3.480%, 6/7/2023	25,000,000
7,600,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2012B) Weekly VRDNs, (TotalEnergies SE GTD), 3.480%, 6/7/2023	7,600,000
11,700,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Daily VRDNs, 4.250%, 6/1/2023	11,700,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2010) Weekly VRDNs, (TotalEnergies SE GTD), 3.480%, 6/7/2023	25,000,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (TotalEnergies SE GTD), 3.480%, 6/7/2023	41,000,000
20,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.200%, Mandatory Tender 8/10/2023	20,000,000
55,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.200%, Mandatory Tender 8/10/2023	55,000,000
10,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), CP, (State Street Bank and Trust Co. LIQ), 3.400%, Mandatory Tender 9/12/2023	10,000,000
9,275,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/1/2023	9,275,000
8,570,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), (Series 2008A) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/1/2023	8,570,000
10,000,000		Texas State Affordable Housing Corp., Tender Option Bond Trust Receipts (Series 2022-XF3033) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	10,000,000
9,635,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (TD Bank, N.A. LIQ), 4.050%, 6/7/2023	9,635,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 25,000,000		Texas State, Veterans Bonds (Series 2023) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 4.070%, 6/1/2023	$ 25,000,000
11,750,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), MIZUHO 3A-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.440%, 6/1/2023	11,750,000
		TOTAL	353,845,000
		Virginia— 0.6%
1,700,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.640%, 6/2/2023	1,700,000
655,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 3.480%, 6/1/2023	655,000
5,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-19) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.450%, 6/1/2023	5,000,000
6,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-20) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.450%, 6/1/2023	6,000,000
2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 3.460%, 6/1/2023	2,000,000
3,555,000		Virginia State Public Building Authority Public Facilities (Virginia State), RBC Muni Products (Series G-40) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 8/1/2023	3,555,000
		TOTAL	18,910,000
		Washington— 0.1%
3,000,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 11/1/2023	3,000,000
		West Virginia— 1.2%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.460%, 6/1/2023	1,475,000
5,815,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.480%, 6/1/2023	5,815,000
30,000,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.850%, 6/7/2023	30,000,000
		TOTAL	37,290,000
		Wisconsin— 2.2%
16,538,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	16,538,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Wisconsin— continued
$ 2,780,000		Public Finance Authority, WI (Atlantic Housing Foundation, Inc.), Mizuho 3a-7 (2022-MIZ9092) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	$ 2,780,000
21,420,000		Public Finance Authority, WI (Bradford Preparatory School), (Series 2022-XF2997) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	21,420,000
9,265,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	9,265,000
18,000,000		Wisconsin State, (Series A) Weekly VRDNs, 3.500%, 6/1/2023	18,000,000
		TOTAL	68,003,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)[2]	3,168,787,710
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(6,957,746)
		TOTAL NET ASSETS—100%	$3,161,829,964
At May 31, 2023, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
16

In valuing the Fund’s assets as of May 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PLC	—Public Limited Company
PRF	—Prerefunded
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended July 31, 2018
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.001	0.001	0.012	0.012	0.010
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.021	0.001	0.001	0.012	0.012	0.010
Less Distributions:
Distributions from net investment income	(0.021)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.021)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.13%	0.09%	0.06%	1.19%	1.22%	1.03%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.15%	0.21%	0.21%	0.21%[5]	0.21%
Net investment income	2.13%	0.08%	0.06%	1.14%	1.46%[5]	1.03%
Expense waiver/ reimbursement[6]	0.09%	0.15%	0.09%	0.08%	0.09%[5]	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,681,890	$2,374,257	$2,415,796	$4,131,257	$3,403,098	$3,054,475

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1,2]
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.001	0.001	0.012	0.006
Net realized gain (loss)	(0.000)[3]	0.000[3]	0.000[3]	0.000[3]	(0.000)[3]
Total From Investment Operations	0.021	0.001	0.001	0.012	0.006
Less Distributions:
Distributions from net investment income	(0.021)	(0.001)	(0.001)	(0.012)	(0.006)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—
Total Distributions	(0.021)	(0.001)	(0.001)	(0.012)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	2.13%	0.09%	0.06%	1.19%	0.55%
Ratios to Average Net Assets:
Net expenses[5]	0.21%	0.16%	0.21%	0.21%	0.22%[6]
Net investment income	2.56%	0.12%	0.07%	1.06%	1.61%[6]
Expense waiver/reimbursement[7]	0.09%	0.14%	0.09%	0.09%	0.09%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$295,962	$41,546	$18,161	$42,186	$5,368

1
Reflects operations for the period from January 18, 2019 (commencement of operations) to
May 31, 2019. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	The Fund changed its fiscal year end from July 31 to May 31.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended July 31, 2018
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.000[2]	0.000[2]	0.009	0.010	0.008
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.019	0.000[2]	0.000[2]	0.009	0.010	0.008
Less Distributions:
Distributions from net investment income	(0.019)	(0.000)[2]	(0.000)[2]	(0.009)	(0.010)	(0.008)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.019)	(0.000)[2]	(0.000)[2]	(0.009)	(0.010)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.88%	0.04%	0.01%	0.93%	1.01%	0.78%
Ratios to Average Net Assets:
Net expenses[4]	0.46%	0.20%	0.26%	0.46%	0.46%[5]	0.46%
Net investment income	1.88%	0.03%	0.01%	0.90%	1.20%[5]	0.75%
Expense waiver/reimbursement[6]	0.09%	0.35%	0.29%	0.08%	0.09%[5]	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,977	$161,073	$226,166	$217,345	$213,406	$297,390

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Assets and Liabilities
May 31, 2023

Assets:
Investment in securities, at amortized cost and fair value	$3,168,787,710
Cash	32,083,721
Income receivable	17,805,930
Receivable for investments sold	77,226,667
Receivable for shares sold	5,994,984
Total Assets	3,301,899,012
Liabilities:
Payable for investments purchased	132,070,314
Payable for shares redeemed	5,800,528
Income distribution payable	2,059,139
Payable for investment adviser fee (Note 5)	8,475
Payable for administrative fee (Note 5)	6,734
Accrued expenses (Note 5)	123,858
Total Liabilities	140,069,048
Net assets for 3,161,904,100 shares outstanding	$3,161,829,964
Net Assets Consist of:
Paid-in capital	$3,161,884,617
Total distributable earnings (loss)	(54,653)
Total Net Assets	$3,161,829,964
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$2,681,890,302 ÷ 2,681,953,198 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$295,962,409 ÷ 295,969,338 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$183,977,253 ÷ 183,981,564 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
Year Ended May 31, 2023

Investment Income:
Interest	$71,858,651
Dividends	11,376
TOTAL INCOME	71,870,027
Expenses:
Investment adviser fee (Note 5)	6,066,714
Administrative fee (Note 5)	2,376,561
Custodian fees	103,057
Transfer agent fees	37,339
Directors’/Trustees’ fees (Note 5)	16,329
Auditing fees	23,960
Legal fees	569
Portfolio accounting fees	203,519
Other service fees (Notes 2 and 5)	412,344
Share registration costs	242,001
Printing and postage	28,075
Miscellaneous (Note 5)	61,714
TOTAL EXPENSES	9,572,182
Waiver of investment adviser fee (Note 5)	(2,641,154)
Net expenses	6,931,028
Net investment income	64,938,999
Net realized loss on investments	(25,652)
Change in net assets resulting from operations	$64,913,347
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Changes in Net Assets

Year Ended May 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,938,999	$1,993,737
Net realized gain (loss)	(25,652)	42,794
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,913,347	2,036,531
Distributions to Shareholders:
Wealth Shares	(57,547,576)	(2,168,585)
Advisor Shares	(4,331,480)	(27,583)
Service Shares	(3,104,586)	(69,395)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(64,983,642)	(2,265,563)
Share Transactions:
Proceeds from sale of shares	6,991,142,949	3,448,904,393
Net asset value of shares issued to shareholders in payment of distributions declared	46,173,858	1,339,475
Cost of shares redeemed	(6,452,292,204)	(3,533,261,962)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	585,024,603	(83,018,094)
Change in net assets	584,954,308	(83,247,126)
Net Assets:
Beginning of period	2,576,875,656	2,660,122,782
End of period	$3,161,829,964	$2,576,875,656
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
May 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
24

Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $2,641,154 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Annual Shareholder Report
25

For the year ended May 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$412,344
For the year ended May 31, 2023, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
26

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2023		Year Ended 5/31/2022
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	5,645,313	$5,645,313	3,133,791	$3,133,791
Shares issued to shareholders in payment of distributions declared	39,791	39,791	1,278	1,278
Shares redeemed	(5,377,412)	(5,377,412)	(3,176,400)	(3,176,400)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	307,692	$307,692	(41,331)	$(41,331)
	Year Ended 5/31/2023		Year Ended 5/31/2022
Advisor Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	997,358	$997,358	36,197	$36,197
Shares issued to shareholders in payment of distributions declared	4,331	4,331	28	28
Shares redeemed	(747,265)	(747,265)	(12,838)	(12,838)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	254,424	$254,424	23,387	$23,387
	Year Ended 5/31/2023		Year Ended 5/31/2022
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	348,472	$348,472	278,917	$278,917
Shares issued to shareholders in payment of distributions declared	2,052	2,052	34	34
Shares redeemed	(327,615)	(327,615)	(344,024)	(344,024)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	22,909	$22,909	(65,073)	$(65,073)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	585,025	$585,025	(83,017)	$(83,017)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2023 and 2022, was as follows:
	2023	2022
Tax-exempt income	$64,703,500	$2,072,356
Ordinary income[1]	$269,502	$168,641
Long-term capital gains	$10,640	$24,566

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report
27

As of May 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$(2,193)
Capital loss deferrals	$(52,460)
TOTAL	$(54,653)
Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of May 31, 2023, for federal income tax purposes, post October losses of $52,460 were deferred to May 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2023, the Adviser voluntarily waived $2,641,154 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended May 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended May 31, 2023, FSSC received $5,395 of the other service fees disclosed in Note 2.
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28

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,678,815,000 and $1,429,137,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2023, there were no outstanding loans. During the year ended May 31, 2023, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such
Annual Shareholder Report
29

third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2023, the amount of long-term capital gains designated by the Fund was $10,640.
For the year ended May 31, 2023, 99.6% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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30

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Tax-Free Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Tax-Free Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended, the ten-month period ended May 31, 2019, and the year ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the ten-month period ended May 31, 2019, and each of the years in the two-year period ended July 31, 2018 in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 21, 2023
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32

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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33

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,014.20	$1.05
Advisor Shares	$1,000	$1,014.20	$1.05
Service Shares	$1,000	$1,013.00	$2.31
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.88	$1.06
Advisor Shares	$1,000	$1,023.88	$1.06
Service Shares	$1,000	$1,022.64	$2.32

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Advisor Shares	0.21%
Service Shares	0.46%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

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37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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38

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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39

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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40

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989
Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio
Manager since December 1989. Ms. Ochson was named Chief
Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money
Markets in 2010. She joined Federated in 1982 and has been a Senior
Portfolio Manager and a Senior Vice President of the Fund’s Adviser
since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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41

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Tax-Free Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450528 (7/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2023

Share Class | Ticker	Wealth | TBIXX

Federated Hermes Tax-Free Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2022 through May 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.3%
Municipal Notes	12.3%
Commercial Paper	8.6%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At May 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.0%
8-30 Days	3.7%
31-90 Days	20.2%
91-180 Days	5.7%
181 Days or more	3.6%
Other Assets and Liabilities—Net[2]	(0.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
May 31, 2023
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.2%
		Alabama— 5.8%
$ 3,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 4.000%, 6/1/2023	$ 3,100,000
10,400,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 4.000%, 6/1/2023	10,400,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 3.500%, 6/7/2023	50,000,000
4,950,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 4.050%, 6/1/2023	4,950,000
3,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 4.000%, 6/1/2023	3,100,000
29,405,000		Huntsville, AL Health Care Authority, (Series 2023-BAML5040) VRENs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.660%, 6/1/2023	29,405,000
1,425,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 4.000%, 6/1/2023	1,425,000
46,300,000		Mobile, AL IDB (Alabama Power Co.), PCR Bonds (Series 2007B) Weekly VRDNs, 3.500%, 6/7/2023	46,300,000
33,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 3.530%, 6/1/2023	33,810,000
		TOTAL	182,490,000
		California— 8.1%
37,755,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/1/2023	37,755,000
3,000,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2022-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,000,000
3,610,000		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,610,000
8,815,000		California School Finance Authority (CPMS Higher Ground, LLC), Tender Option Bond Trust Receipts (2020-XF2893) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	8,815,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.200%, Mandatory Tender 6/6/2023	11,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 2.800%, Mandatory Tender 6/14/2023	9,000,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 2.800%, Mandatory Tender 6/14/2023	11,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 3.000%, Mandatory Tender 7/6/2023	9,000,000
Annual Shareholder Report
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 28,180,000
California Statewide Communities Development Authority Multi-Family
Housing (Uptown Newport Building Owner, LP), (2021 Series A: One
Uptown Newport Apartments) Weekly VRDNs, (Landesbank
Hessen-Thuringen LOC), 3.540%, 6/1/2023
			$ 28,180,000
9,545,000		Pimco California Municipal Income Fund, Tender Option Bond Trust Receipts (Series UA-7005) Weekly VRDNs, (UBS AG LIQ), 3.610%, 6/6/2023	9,545,000
21,185,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	21,185,000
62,200,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	62,200,000
13,400,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	13,400,000
28,625,000		Sweetwater, CA Union High School District, Tender Option Bond Trust (Series 2022-XF1394) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.530%, 6/1/2023	28,625,000
		TOTAL	256,315,000
		Colorado— 0.9%
2,275,250		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,275,250
25,772,000		Colorado HFA, (Series 2022-XF3035) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	25,772,000
		TOTAL	28,047,250
		Connecticut— 0.1%
3,150,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.640%, 6/1/2023	3,150,000
		Florida— 11.1%
3,715,000		Broward County, FL Tourist Development Tax Special Revenue, (Series 2023-XL0429) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.520%, 6/1/2023	3,715,000
5,980,000		Capital Trust Agency, FL (Milestones Community School, Inc.), Tender Option Bond Trust Receipts (2022-XF2965) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	5,980,000
1,700,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) Daily VRDNs, (U.S. Bank, N.A. LIQ), 4.000%, 6/1/2023	1,700,000
27,400,000		Escambia County, FL Solid Waste Disposal (Florida Power & Light Co.), (First Series 2009) Daily VRDNs, 4.000%, 6/1/2023	27,400,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$ 4,230,000		Florida Development Finance Corp. (Navigator Academy of Leadership, Inc.), Tender Option Bond Trust Receipts (2021-XF2945) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	$ 4,230,000
5,925,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/1/2023	5,925,000
30,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 3.200%, Mandatory Tender 6/28/2023	30,960,000
25,000,000		JEA, FL Electric System, (Series 2008C-3), CP, (Royal Bank of Canada LIQ), 3.100%, Mandatory Tender 6/7/2023	25,000,000
34,045,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.520%, 6/7/2023	34,045,000
1,000,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.900%, 6/7/2023	1,000,000
14,500,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 3.520%, 6/1/2023	14,500,000
14,475,000		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	14,475,000
1,400,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	1,400,000
24,875,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), MIZUHO 3A-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	24,875,000
3,160,000		Miami-Dade County, FL Seaport Department, Tender Option Bond Trust Certificates (Series 2022-ZL0343) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.560%, 6/1/2023	3,160,000
52,950,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), (Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	52,950,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 3.710%, 6/1/2023	16,500,000
73,160,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 4.000%, 6/1/2023	73,160,000
3,700,000		Tampa-Hillsborough County, FL Expressway Authority, RBC Muni Products (Series G-113) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 7/3/2023	3,700,000
6,440,000		Tolomato Community Development District, FL, (Series 2022-XL0297) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.530%, 6/1/2023	6,440,000
		TOTAL	351,115,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— 1.1%
$ 805,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 3.440%, 6/1/2023	$ 805,000
21,875,000		Fulton County, GA Development Authority (Heritage Station Family LLC), Tender Option Bond Trust Receipts (2022-XF2984) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	21,875,000
12,165,000		Municipal Electric Authority of Georgia, (Series 2022-XG0417) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.520%, 6/1/2023	12,165,000
		TOTAL	34,845,000
		Idaho— 0.3%
10,000,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 3.250%, Mandatory Tender 8/1/2023	10,000,000
		Illinois— 3.6%
600,000		Chicago, IL Multi-Family Housing Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 3.130%, 6/1/2023	600,000
10,200,000		Chicago, IL Park District, (Series 2015-XF2111) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 3.510%, 6/1/2023	10,200,000
6,135,000		Chicago, IL Transit Authority, (Series 2022-XL0425) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.530%, 6/1/2023	6,135,000
7,500,000		Chicago, IL Water Revenue, (Series 2023-XM1112) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.490%, 6/1/2023	7,500,000
8,780,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.490%, 6/1/2023	8,780,000
10,069,482		Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Receipts (2021-MS0001) TOBs, (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.710%, Optional Tender 8/3/2023	10,069,482
41,250,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 3.490%, 6/1/2023	41,250,000
30,010,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2022-XL0294) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 3.510%, 6/1/2023	30,010,000
		TOTAL	114,544,482
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Indiana— 1.1%
$ 12,140,000		Indiana State Finance Authority Environmental (Ispat Inland, Inc.), (Series 2005) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 3.900%, 6/7/2023	$ 12,140,000
19,475,000		Indiana State Finance Authority Hospital Revenue (Parkview Health System Obligated Group), (Series 2009B) Daily VRDNs, (Wells Fargo Bank, N.A. LOC), 3.850%, 6/1/2023	19,475,000
4,450,000		Indiana State Finance Authority Hospital Revenue (Parkview Health System Obligated Group), (Series 2009D) Daily VRDNs, (Wells Fargo Bank, N.A. LOC), 3.850%, 6/1/2023	4,450,000
		TOTAL	36,065,000
		Kansas— 0.4%
12,400,000		Wyandotte County, KS Unified School District 500, Tender Option Bond Trust Receipts (Series 2016-ZM0464) Weekly VRDNs, (Royal Bank of Canada LIQ)/(United States Treasury PRF), 3.500%, 6/1/2023	12,400,000
		Kentucky— 0.5%
16,465,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.590%, 6/2/2023	16,465,000
		Louisiana— 3.3%
910,000		Louisiana Local Government Environmental Facilities Community Development Authority (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.460%, 6/7/2023	910,000
4,940,000		Louisiana Public Facilities Authority (Loyola University New Orleans), Barclays 3a-7 Credit Enhanced (Series 2023-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	4,940,000
42,250,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/1/2023	42,250,000
3,100,000		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community, LP), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,100,000
53,225,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.900%, 6/7/2023	53,225,000
		TOTAL	104,425,000
		Maryland— 1.8%
3,960,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 7/3/2023	3,960,000
1,300,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corporation), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/1/2023	1,300,000
3,800,000		Maryland State Stadium Authority (Baltimore City Public School Construction Financing Fund), RBC Muni Products (Series 2023 G-122) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 11/1/2023	3,800,000
30,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 3.500%, Mandatory Tender 9/1/2023	30,000,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Maryland— continued
$ 17,000,000		Montgomery County, MD, (2010 Series B), CP, 3.300%, Mandatory Tender 7/18/2023	$ 17,000,000
		TOTAL	56,060,000
		Massachusetts— 0.5%
14,800,000		Peabody Massachusetts BANs, 5.250%, 7/14/2023	14,825,797
		Michigan— 1.9%
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2650) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program COL), 3.510%, 6/1/2023	4,000,000
14,700,000		Michigan State Building Authority, (Series III) VRENs, 3.490%, 6/1/2023	14,700,000
16,000,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 3.280%, Mandatory Tender 6/1/2023	16,000,000
20,000,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 3.500%, Mandatory Tender 9/1/2023	20,000,000
2,840,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.590%, 6/2/2023	2,840,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2651) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program GTD), 3.510%, 6/1/2023	4,000,000
		TOTAL	61,540,000
		Minnesota— 0.2%
7,000,000		Dakota County, MN Community Development Agency, (Series 2022-XF3050) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	7,000,000
		Mississippi— 1.7%
9,500,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (1st Series 2019) Weekly VRDNs, 4.810%, 6/7/2023	9,500,000
2,400,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 3.560%, 6/1/2023	2,400,000
10,000,000		Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Healthcare), Tender Option Bond Trust Receipts (Series 2023-BAML5026) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.140%, 6/1/2023	10,000,000
30,600,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.660%, 6/1/2023	30,600,000
		TOTAL	52,500,000
		Missouri— 0.5%
1,100,000		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	1,100,000
2,500,000		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	2,500,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Missouri— continued
$ 2,220,000
Missouri State Health and Educational Facilities Authority Health
Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of
Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory
Tender 6/1/2023
			$ 2,220,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.460%, 6/1/2023	10,000,000
		TOTAL	15,820,000
		Montana— 0.3%
7,815,000		Montana State Board of Housing (HRDC IX Affordable Housing Solutions LP), Mizuho 3a-7 (2021-MIZ9061) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	7,815,000
		Multi-State— 9.4%
116,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale, Paris LIQ), 3.470%, 6/1/2023	116,000,000
88,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.470%, 6/1/2023	88,400,000
25,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 3.460%, 6/1/2023	25,000,000
25,850,000		PIMCO Municipal Income Fund II, Tender Option Bond Trust Receipts (Series UA-7001) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/1/2023	25,850,000
23,000,000		PIMCO Municipal Income Fund II, Tender Option Bond Trust Receipts (Series UA-7004) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/6/2023	23,000,000
8,050,000		PIMCO Municipal Income Fund III, Tender Option Bond Trust Receipts (Series UA-7006) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/6/2023	8,050,000
11,546,000		PIMCO Municipal Income Fund, (Series UA-7010) Weekly VRDNs, (UBS AG LIQ), 3.660%, 6/6/2023	11,546,000
		TOTAL	297,846,000
		Nebraska— 0.7%
21,600,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 3.460%, 6/1/2023	21,600,000
		New Jersey— 3.7%
7,360,000		Bogota, NJ BANs, 4.000%, 4/12/2024	7,385,750
4,303,451		Cranbury Township, NJ BANs, 3.750%, 8/31/2023	4,313,596
4,500,000		Cranford Township, NJ BANs, 4.500%, 8/22/2023	4,507,699
5,595,821		Englewood Cliffs, NJ BANs, 4.250%, 8/9/2023	5,606,317
2,688,415		Englewood Cliffs, NJ BANs, 4.500%, 8/9/2023	2,691,034
8,741,304		Fanwood, NJ BANs, 4.250%, 3/1/2024	8,769,976
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.530%, 6/1/2023	20,940,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 9,892,000		Glen Rock, NJ BANs, 4.750%, 7/20/2023	$ 9,903,637
8,050,000		Hackensack, NJ BANs, 3.750%, 8/30/2023	8,069,366
4,242,000		Ho-Ho-Kus, NJ BANs, 4.250%, 5/3/2024	4,262,304
2,367,700		Laurel Springs, NJ, (Series A) BANs, 3.750%, 9/13/2023	2,372,611
4,000,000		New Jersey Turnpike Authority, RBC Muni Products (Series G-119) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.590%, Mandatory Tender 7/3/2023	4,000,000
7,835,000		North Caldwell, NJ BANs, 4.500%, 7/13/2023	7,840,710
5,759,000		Ocean Township, NJ (Ocean County) BANs, 3.750%, 9/6/2023	5,772,382
2,045,000		Riverside Township, NJ BANs, 4.750%, 8/16/2023	2,047,480
9,900,000		Scotch Plains Township, NJ BANs, 4.000%, 1/19/2024	9,936,631
9,500,000		Upper Saddle River, NJ BANs, 4.250%, 3/22/2024	9,544,994
		TOTAL	117,964,487
		New Mexico— 0.2%
6,705,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	6,705,000
		New York— 12.4%
3,000,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.640%, 6/1/2023	3,000,000
11,600,000		Amherst, NY BANs, 4.500%, 11/3/2023	11,630,624
1,930,000		Battery Park, NY City Authority, RBC Muni Products (Series 2019-E-137) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.440%, 6/1/2023	1,930,000
9,200,000		East Irondequoit, NY Central School District BANs, 4.250%, 6/28/2023	9,208,391
8,340,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2022-XX1236) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.530%, 6/1/2023	8,340,000
10,800,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Subseries 2012A-2) Weekly VRDNs, (Bank of Montreal LOC), 3.600%, 6/1/2023	10,800,000
10,490,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.460%, 6/1/2023	10,490,000
11,390,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 3.850%, 6/1/2023	11,390,000
5,300,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 3.850%, 6/1/2023	5,300,000
10,270,000		New York City, NY Transitional Finance Authority, (Series 2014B-3) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 6/1/2023	10,270,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 13,800,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (TD Bank, N.A. LOC), 3.850%, 6/1/2023	$ 13,800,000
8,000,000		New York City, NY, (Fiscal 2022 Subseries D-3) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.950%, 6/1/2023	8,000,000
10,000,000		New York City, NY, Stage Trust 3a-7 (Series 2020-003) VRENs, (Wells Fargo Bank, N.A. LIQ), 3.560%, 6/1/2023	10,000,000
3,220,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 3.480%, 6/1/2023	3,220,000
3,000,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XL0272) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.530%, 6/1/2023	3,000,000
83,795,000		New York State HFA (42nd and 10th Street Associates LLC), (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/1/2023	83,795,000
2,500,000		New York State Power Authority (New York State Power Authority Transmission Project), (Series 2022-XF1300) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 3.530%, 6/1/2023	2,500,000
5,475,000		New York State Power Authority (New York State Power Authority Transmission Project), (Series 2022-YX1184) Weekly VRDNs, (Assured Guaranty Municipal Corp. GTD)/(Barclays Bank PLC LIQ), 3.490%, 6/1/2023	5,475,000
7,300,000		New York State Power Authority, (Series 2), CP, (JPMorgan Chase Bank, N.A. LIQ)/(State Street Bank and Trust Co. LIQ)/(TD Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LIQ), 3.250%, Mandatory Tender 6/7/2023	7,300,000
5,850,000		New York State Thruway Authority, Tender Option Bond Certificates (Series 2022-XL0312) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.560%, 6/1/2023	5,850,000
40,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.460%, 6/1/2023	40,900,000
11,000,000		Penn-Yan, NY Central School District BANs, 4.250%, 6/28/2023	11,009,471
2,028,000		PIMCO New York Municipal Income Fund II, Tender Option Bond Trust Receipts (Series UA-7008) Weekly VRDNs, (UBS AG LOC), 5.340%, 6/5/2023	2,028,000
8,050,000		PIMCO New York Municipal Income Fund III, Tender Option Bond Trust Receipts (Series UA-7007) Weekly VRDNs, (UBS AG LIQ), 3.610%, 6/6/2023	8,050,000
18,000,000		Riverhead, NY Central School District, (Series B) TANs, 4.000%, 6/28/2023	18,018,312
30,000,000		Syosset, NY CSD TANs, 4.000%, 6/28/2023	30,030,531
10,200,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2A) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 3.850%, 6/7/2023	10,200,000
14,900,000		Triborough Bridge & Tunnel Authority, NY, (Series B-2B) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 3.600%, 6/1/2023	14,900,000
10,350,000		Troy, NY Enlarged CSD BANs, 4.000%, 6/8/2023	10,353,692
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 20,000,000		Troy, NY Enlarged CSD BANs, 5.000%, 6/7/2024	$ 20,221,400
		TOTAL	391,010,421
		North Carolina— 0.7%
2,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2018G) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.000%, 6/1/2023	2,000,000
21,120,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 3.900%, 6/1/2023	21,120,000
		TOTAL	23,120,000
		Ohio— 3.9%
4,000,000		Cleveland, OH, Tender Option Bond Trust Receipts (Series 2018-XF2657) Weekly VRDNs, (Bank of America N.A. LIQ), 3.550%, 6/1/2023	4,000,000
800,000		Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), (Series 2008B) Weekly VRDNs, 3.200%, 6/1/2023	800,000
10,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 3.250%, Mandatory Tender 8/1/2023	10,000,000
10,040,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.610%, 6/1/2023	10,040,000
2,190,000		Licking County, OH, Airport Facilities Improvement BANs Series 2022) BANs, 4.000%, 8/29/2023	2,195,906
4,450,000		Lorain County, OH BANs, 4.125%, 5/2/2024	4,467,894
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	23,640,000
6,500,000		Montgomery, OH BANs, 4.500%, 6/12/2024	6,537,375
2,090,000		Newark, OH, (Series A) BANs, 4.500%, 3/22/2024	2,098,911
25,500,000		Ohio State (Capital Facilities Lease-Appropriation -Adult Correction Building Fund), (Series 2016C) Weekly VRDNs, (Ohio State LIQ), 3.750%, 6/7/2023	25,500,000
5,150,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 3.400%, Mandatory Tender 9/6/2023	5,150,000
4,285,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc., Obligated Group), (Series C-18) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.450%, 6/1/2023	4,285,000
14,800,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/1/2023	14,800,000
5,265,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 6/1/2023	5,265,000
4,800,000		Strongsville, OH BANs, 4.500%, 6/7/2024	4,837,008
		TOTAL	123,617,094
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Oklahoma— 0.3%
$ 10,235,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.460%, 6/1/2023	$ 10,235,000
		Pennsylvania— 3.8%
6,400,000		Allegheny County, PA Hospital Development Authority (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.570%, 6/1/2023	6,400,000
2,065,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.640%, 6/1/2023	2,065,000
6,000,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Health Network Obligated Group), BAML 3A-7 (Series 2023-BAML5039) VRENs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.660%, 6/1/2023	6,000,000
11,995,000		Pennsylvania State Higher Education Facilities Authority (Foundation for Indiana University of Pennsylvania), RBC Muni Products (E-75) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 7/3/2023	11,995,000
12,605,000		Pennsylvania State Turnpike Commission, (Series 2022-ZL0364) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.560%, 6/1/2023	12,605,000
7,180,000		Pennsylvania State Turnpike Commission, Tender Option Bond Trust Certificates (Series 2020-XM0861) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.490%, 6/1/2023	7,180,000
734,179		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.810%, 6/1/2023	734,179
39,845,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 3.490%, 6/1/2023	39,845,000
15,200,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Daily VRDNs, (Bank of America N.A. LIQ), 4.000%, 6/1/2023	15,200,000
5,100,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 3.940%, 6/1/2023	5,100,000
14,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.490%, 6/1/2023	14,000,000
		TOTAL	121,124,179
		South Carolina— 0.4%
7,130,000		South Carolina State Public Service Authority, Tender Option Bond Trust Certificates (Series 2022-XL0313) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.530%, 6/1/2023	7,130,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		South Carolina— continued
$ 6,670,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Mandatory Tender 10/2/2023	$ 6,670,000
		TOTAL	13,800,000
		Tennessee— 6.2%
2,300,000		Blount County, TN Public Building Authority (Knox County, TN), (Series C-3-A) Weekly VRDNs, (Truist Bank LIQ), 3.480%, 6/1/2023	2,300,000
6,900,000		Blount County, TN Public Building Authority (Knox County, TN), (Series D-3-A) Daily VRDNs, (Bank of America N.A. LIQ), 3.940%, 6/1/2023	6,900,000
3,000,000		Memphis, TN Health, Educational and Housing Facility Board (Memphis Towers Apartments Project), (Series 2020) TOBs, (United States Treasury GTD), 3.400%, Mandatory Tender 12/1/2023	3,000,000
14,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.250%, Mandatory Tender 8/16/2023	14,000,000
2,150,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.590%, 6/2/2023	2,150,000
23,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.500%, Mandatory Tender 8/17/2023	23,000,000
7,500,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.480%, 6/1/2023	7,500,000
71,145,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.950%, 6/1/2023	71,145,000
23,300,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.940%, 6/1/2023	23,300,000
42,000,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), BAML 3A-7(Series 2023-BAML5024) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.140%, 6/1/2023	42,000,000
		TOTAL	195,295,000
		Texas— 11.2%
3,060,000		El Paso, TX Housing Finance Corp., Mizuho 3A-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,060,000
3,800,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 9/1/2023	3,800,000
25,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 4.050%, Mandatory Tender 6/1/2023	25,000,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 30,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), (Series 2015-3) Weekly VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/7/2023	$ 30,000,000
12,700,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2020B) Daily VRDNs, 4.000%, 6/1/2023	12,700,000
1,490,000		Houston, TX Combined Utility System, (Series 2018 C) Weekly VRDNs, (Barclays Bank PLC LOC), 3.450%, 6/1/2023	1,490,000
4,615,000		North Fort Bend, TX Water Authority, Tender Option Bond Trust Certificates (Series 2022-XL0422) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.520%, 6/1/2023	4,615,000
3,650,000		Northeast TX Housing Finance Corp, Mizuho 3A-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	3,650,000
25,000,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2010A) Weekly VRDNs, (TotalEnergies SE GTD), 3.480%, 6/7/2023	25,000,000
7,600,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2012B) Weekly VRDNs, (TotalEnergies SE GTD), 3.480%, 6/7/2023	7,600,000
11,700,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Daily VRDNs, 4.250%, 6/1/2023	11,700,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2010) Weekly VRDNs, (TotalEnergies SE GTD), 3.480%, 6/7/2023	25,000,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (TotalEnergies SE GTD), 3.480%, 6/7/2023	41,000,000
20,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.200%, Mandatory Tender 8/10/2023	20,000,000
55,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.200%, Mandatory Tender 8/10/2023	55,000,000
10,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), CP, (State Street Bank and Trust Co. LIQ), 3.400%, Mandatory Tender 9/12/2023	10,000,000
9,275,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/1/2023	9,275,000
8,570,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), (Series 2008A) Daily VRDNs, (TD Bank, N.A. LOC), 3.900%, 6/1/2023	8,570,000
10,000,000		Texas State Affordable Housing Corp., Tender Option Bond Trust Receipts (Series 2022-XF3033) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	10,000,000
9,635,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (TD Bank, N.A. LIQ), 4.050%, 6/7/2023	9,635,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 25,000,000		Texas State, Veterans Bonds (Series 2023) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 4.070%, 6/1/2023	$ 25,000,000
11,750,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), MIZUHO 3A-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.440%, 6/1/2023	11,750,000
		TOTAL	353,845,000
		Virginia— 0.6%
1,700,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.640%, 6/2/2023	1,700,000
655,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 3.480%, 6/1/2023	655,000
5,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-19) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.450%, 6/1/2023	5,000,000
6,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-20) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.450%, 6/1/2023	6,000,000
2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 3.460%, 6/1/2023	2,000,000
3,555,000		Virginia State Public Building Authority Public Facilities (Virginia State), RBC Muni Products (Series G-40) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 8/1/2023	3,555,000
		TOTAL	18,910,000
		Washington— 0.1%
3,000,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.610%, Optional Tender 11/1/2023	3,000,000
		West Virginia— 1.2%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.460%, 6/1/2023	1,475,000
5,815,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.480%, 6/1/2023	5,815,000
30,000,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.850%, 6/7/2023	30,000,000
		TOTAL	37,290,000
		Wisconsin— 2.2%
16,538,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	16,538,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Wisconsin— continued
$ 2,780,000		Public Finance Authority, WI (Atlantic Housing Foundation, Inc.), Mizuho 3a-7 (2022-MIZ9092) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	$ 2,780,000
21,420,000		Public Finance Authority, WI (Bradford Preparatory School), (Series 2022-XF2997) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	21,420,000
9,265,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.810%, 6/1/2023	9,265,000
18,000,000		Wisconsin State, (Series A) Weekly VRDNs, 3.500%, 6/1/2023	18,000,000
		TOTAL	68,003,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)[2]	3,168,787,710
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(6,957,746)
		TOTAL NET ASSETS—100%	$3,161,829,964
At May 31, 2023, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
16

In valuing the Fund’s assets as of May 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PLC	—Public Limited Company
PRF	—Prerefunded
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended July 31, 2018
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.001	0.001	0.012	0.012	0.010
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.021	0.001	0.001	0.012	0.012	0.010
Less Distributions:
Distributions from net investment income	(0.021)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.021)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.13%	0.09%	0.06%	1.19%	1.22%	1.03%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.15%	0.21%	0.21%	0.21%[5]	0.21%
Net investment income	2.13%	0.08%	0.06%	1.14%	1.46%[5]	1.03%
Expense waiver/ reimbursement[6]	0.09%	0.15%	0.09%	0.08%	0.09%[5]	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,681,890	$2,374,257	$2,415,796	$4,131,257	$3,403,098	$3,054,475

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Advisor Shares and Service Shares are presented separately.
Annual Shareholder Report
18

Statement of Assets and Liabilities
May 31, 2023

Assets:
Investment in securities, at amortized cost and fair value	$3,168,787,710
Cash	32,083,721
Income receivable	17,805,930
Receivable for investments sold	77,226,667
Receivable for shares sold	5,994,984
Total Assets	3,301,899,012
Liabilities:
Payable for investments purchased	132,070,314
Payable for shares redeemed	5,800,528
Income distribution payable	2,059,139
Payable for investment adviser fee (Note 5)	8,475
Payable for administrative fee (Note 5)	6,734
Accrued expenses (Note 5)	123,858
Total Liabilities	140,069,048
Net assets for 3,161,904,100 shares outstanding	$3,161,829,964
Net Assets Consist of:
Paid-in capital	$3,161,884,617
Total distributable earnings (loss)	(54,653)
Total Net Assets	$3,161,829,964
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$2,681,890,302 ÷ 2,681,953,198 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$295,962,409 ÷ 295,969,338 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$183,977,253 ÷ 183,981,564 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended May 31, 2023

Investment Income:
Interest	$71,858,651
Dividends	11,376
TOTAL INCOME	71,870,027
Expenses:
Investment adviser fee (Note 5)	6,066,714
Administrative fee (Note 5)	2,376,561
Custodian fees	103,057
Transfer agent fees	37,339
Directors’/Trustees’ fees (Note 5)	16,329
Auditing fees	23,960
Legal fees	569
Portfolio accounting fees	203,519
Other service fees (Notes 2 and 5)	412,344
Share registration costs	242,001
Printing and postage	28,075
Miscellaneous (Note 5)	61,714
TOTAL EXPENSES	9,572,182
Waiver of investment adviser fee (Note 5)	(2,641,154)
Net expenses	6,931,028
Net investment income	64,938,999
Net realized loss on investments	(25,652)
Change in net assets resulting from operations	$64,913,347
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets

Year Ended May 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,938,999	$1,993,737
Net realized gain (loss)	(25,652)	42,794
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,913,347	2,036,531
Distributions to Shareholders:
Wealth Shares	(57,547,576)	(2,168,585)
Advisor Shares	(4,331,480)	(27,583)
Service Shares	(3,104,586)	(69,395)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(64,983,642)	(2,265,563)
Share Transactions:
Proceeds from sale of shares	6,991,142,949	3,448,904,393
Net asset value of shares issued to shareholders in payment of distributions declared	46,173,858	1,339,475
Cost of shares redeemed	(6,452,292,204)	(3,533,261,962)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	585,024,603	(83,018,094)
Change in net assets	584,954,308	(83,247,126)
Net Assets:
Beginning of period	2,576,875,656	2,660,122,782
End of period	$3,161,829,964	$2,576,875,656
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Notes to Financial Statements
May 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $2,641,154 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the year ended May 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$412,344
For the year ended May 31, 2023, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2023		Year Ended 5/31/2022
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	5,645,313	$5,645,313	3,133,791	$3,133,791
Shares issued to shareholders in payment of distributions declared	39,791	39,791	1,278	1,278
Shares redeemed	(5,377,412)	(5,377,412)	(3,176,400)	(3,176,400)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	307,692	$307,692	(41,331)	$(41,331)
	Year Ended 5/31/2023		Year Ended 5/31/2022
Advisor Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	997,358	$997,358	36,197	$36,197
Shares issued to shareholders in payment of distributions declared	4,331	4,331	28	28
Shares redeemed	(747,265)	(747,265)	(12,838)	(12,838)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	254,424	$254,424	23,387	$23,387
	Year Ended 5/31/2023		Year Ended 5/31/2022
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	348,472	$348,472	278,917	$278,917
Shares issued to shareholders in payment of distributions declared	2,052	2,052	34	34
Shares redeemed	(327,615)	(327,615)	(344,024)	(344,024)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	22,909	$22,909	(65,073)	$(65,073)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	585,025	$585,025	(83,017)	$(83,017)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2023 and 2022, was as follows:
	2023	2022
Tax-exempt income	$64,703,500	$2,072,356
Ordinary income[1]	$269,502	$168,641
Long-term capital gains	$10,640	$24,566

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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As of May 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$(2,193)
Capital loss deferrals	$(52,460)
TOTAL	$(54,653)
Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of May 31, 2023, for federal income tax purposes, post October losses of $52,460 were deferred to May 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2023, the Adviser voluntarily waived $2,641,154 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended May 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended May 31, 2023, FSSC received $5,395 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,678,815,000 and $1,429,137,000, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2023, there were no outstanding loans. During the year ended May 31, 2023, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such
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third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2023, the amount of long-term capital gains designated by the Fund was $10,640.
For the year ended May 31, 2023, 99.6% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Tax-Free Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Tax-Free Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended, the ten-month period ended May 31, 2019, and the year ended July 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the ten-month period ended May 31, 2019, and each of the years in the two-year period ended July 31, 2018 in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 21, 2023
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period[1]
Actual	$1,000.00	$1,014.20	$1.05
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.88	$1.06

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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36

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989
Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio
Manager since December 1989. Ms. Ochson was named Chief
Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money
Markets in 2010. She joined Federated in 1982 and has been a Senior
Portfolio Manager and a Senior Vice President of the Fund’s Adviser
since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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38

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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39

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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40

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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42

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Tax-Free Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
39006 (7/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $384,255

Fiscal year ended 2022 - $364,480

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $4,690

Fiscal year ended 2022- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $355,616

Fiscal year ended 2022 - $153,938

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 21, 2023

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 21, 2023